UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06722

Forward Funds

(Exact name of registrant as specified in charter)

433 California Street, 11 th Floor, San Francisco, CA 94104

(Address of principal executive offices) (Zip code)

J. Alan Reid, Jr.

433 California Street, 11th Floor

San Francisco, California 94104

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 999-6809

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1 – Schedule of Investments.

The Schedule of Investments of the Forward Emerging Markets Fund, the Forward International Equity Fund, the Forward International Small Companies Fund, the Forward Large Cap Equity Fund, the Forward Banking and Finance Fund, the Forward Growth Fund, the Forward Legato Fund, the Forward Long/Short Credit Analysis Fund, the Forward International Fixed Income Fund, the Forward Real Estate Fund, the Forward Small Cap Equity Fund and the Forward Mini-Cap Fund; each a series of the registrant are included herewith. The Schedule of Investments of the Accessor series, which were reorganized as series of the registrant effective September 1, 2008, has been or will be submitted in a separate Form N-Q.

Forward Emerging Markets Fund

Portfolio of Investments (Note 1)

March 31, 2009 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 86.54%
Argentina: 0.00% (a)
128	Banco Macro SA, ADR (b)	$1,300
Brazil: 13.29%
96,317	Banco do Brasil SA	711,245
58,750	Companhia de Saneamento Basico do Estado de Sao Paulo	649,612
127,177	Companhia Vale do Rio Doce	1,469,820
67,343	Global Village Telecom Holding SA (c)	758,271
140,101	Itau Unibanco Banco Multiplo SA, ADR (b)	1,524,301
82,440	Lojas Renner SA	510,330
163,822	Petroleo Brasileiro SA, ADR (b)	4,013,640
39,804	Tele Norte Leste Participacoes SA, ADR (b)	550,887
		10,188,106
China: 22.00%
1,338,000	Agile Property Holdings, Ltd.	757,854
2,463,000	Bank of China, Ltd.	816,699
443	Bosideng International Holdings, Ltd.	31
548,000	Chaoda Modern Agriculture Holdings, Ltd.	327,360
1,635,000	China CITIC Bank	618,088
958,000	China Coal Energy Co., Ltd.	707,011
425,436	China Life Insurance Co.	1,410,691
166,750	China Mobile, Ltd.	1,452,227
401,675	China National Building Material Co., Ltd.	594,951
11,600	China Overseas Land & Investment, Ltd.	18,199
1,820,000	China Petroleum & Chemical Corp.	1,164,710
18,411	China Petroleum & Chemical Corp., ADR (b)	1,181,433
382,000	China Railway Construction Corp., Ltd. (c)	498,779
258,000	China Resources Enterprise, Ltd.	399,453
540,000	China Unicom, Ltd.	576,884
489,900	China Vanke Co., Ltd., Class B (c)	511,985
698,000	Datang International Power Generation Co., Ltd.	307,096
400	Great Wall Motor Co., Ltd.	163
2,265,431	Industrial & Commercial Bank of China, Ltd.	1,177,933
13,817	PetroChina Co., Ltd., ADR (b)	1,101,215
22,998	Shanda Interactive Entertainment, Ltd., Sponsored ADR (b) (c)	909,111
383,000	Shanghai Industrial Holdings, Ltd.	1,059,964
81,200	Tencent Holdings, Ltd.	601,357
936,000	Zijin Mining Group Co., Ltd.	666,622
		16,859,816
Czech Republic: 0.92%
7,059	Komercni Banka AS	703,621
Hong Kong: 0.76%
737,700	Real Gold Mining, Ltd. (c)	578,693

India: 3.47%
49,510	Dr. Reddy's Laboratories, Ltd., ADR(b)	467,870
67,015	ICICI Bank, Ltd., Sponsored ADR(b)	890,629
24,636	Infosys Technologies, Ltd., Sponsored ADR(b)	656,057
15,666	State Bank of India, GDR (d)(e)	642,306
		2,656,862
Indonesia: 1.17%
1,774,500	PT Bank Mandiri Tbk	334,015
860,500	PT Telekomunikasi Indonesia Tbk	562,247
		896,262
Israel: 2.50%
42,900	Teva Pharmaceutical Industries, Ltd.	1,916,495
Malaysia: 0.86%
350,400	Bumiputra-Commerce Holdings Bhd	658,412
Mexico: 4.94%
73,668	America Movil SA de CV, ADR, Series L (b)	1,994,930
573,338	Grupo Financiero Banorte SAB de CV	758,514
340,275	Grupo Modelo SAB de CV Series C	1,030,554
		3,783,998
Peru: 1.57%
29,082	Compania de Minas Buenaventura SA, ADR (b)	697,386
10,826	Credicorp, Ltd.	507,090
		1,204,476
Russia: 5.53%
28,057	LUKOIL	1,066,166
28,090	Mobile TeleSystems OJSC, Sponsored ADR (b)	840,453
91,827	OAO Gazprom, Sponsored ADR(b)	1,363,631
148,100	OAO Rosneft Oil Co., GDR(d)	635,349
58,500	Sistema JSFC, Sponsored GDR (d)(e)	334,620
		4,240,219
South Africa: 5.70%
77,959	ABSA Group, Ltd.	791,729
43,778	AngloGold Ashanti, Ltd., Sponsored ADR (b)	1,609,280
60,800	ArcelorMittal South Africa, Ltd.	469,198
330,241	FirstRand, Ltd.	420,449
97,304	MTN Group, Ltd.	1,078,588
		4,369,244
South Korea: 11.70%
7	Daelim Industrial Co., Ltd.	266
50,500	Doosan Infracore Co., Ltd.	536,671
6,673	Hyundai Department Store Co., Ltd.	344,926
14,810	Hyundai Motor Co.	594,220
43,020	KB Financial Group, Inc. (c)	1,024,767
43,490	Korea Electric Power Corp.	800,159
5,836	LG Electronics, Inc.	385,621
70,070	LG Telecom, Ltd.	427,031
5,311	NHN Corp. (c)	579,766

2,629	POSCO	692,767
6,141	Samsung Electronics Co., Ltd.	2,521,662
5,091	Samsung Fire & Marine Insurance Co., Ltd. (c)	588,874
1,518	Shinsegae Co., Ltd.	472,437
		8,969,167
Taiwan: 9.09%
1,073,548	AU Optronics Corp.	887,976
2,056,088	Chinatrust Financial Holding Co., Ltd.	751,813
425,650	Chunghwa Telecom Co., Ltd.	776,944
1,051,000	Fubon Financial Holding Co., Ltd.	633,786
72,000	HTC Corp.	885,351
626,000	Nan Ya Plastics Corp.	716,230
494,842	Siliconware Precision Industries Co.	520,932
861,570	Taiwan Cement Corp.	710,099
714,000	Taiwan Semiconductor Manufacturing Co., Ltd.	1,082,201
		6,965,332
Thailand: 1.71%
448,500	Bangkok Bank Pcl, Non-Voting Depository Receipt	942,148
241,800	The Siam Commercial Bank Public Co., Ltd.	371,580
		1,313,728
Turkey: 1.33%
61,788	Turkcell Iletisim Hizmetleri AS	302,855
507,265	Turkiye Garanti Bankasi AS (c)	719,979
		1,022,834
	Total Common Stocks (Cost $72,419,482)	66,328,565
INVESTMENT HOLDING COMPANIES: 0.25%
Vietnam: 0.25%
9,858	Vietnam Growth Fund, Ltd. (c)	78,864
26,000	Vietnam Resource Investments Holdings, Ltd. (c)	110,500
		189,364
	Total Investment Holding Companies (Cost $533,695)	189,364
LOAN PARTICIPATION NOTES: 1.86%
India: 1.86%
54,351	Bharti Airtel, Ltd. (Loan Participation Notes issued by Merrill Lynch International & Co.), expiring 03/17/11(c)	670,348
11,849	Reliance Industries, Ltd. (Loan Participation Notes issued by UBS AG - London), expiring 01/11/10 (c)	356,101
97,676	Tata Iron & Steel Co., Ltd. (Loan Participation Notes issued by UBS AG - London), expiring 01/11/10 (c)	396,403
		1,422,852

	Total Loan Participation Notes (Cost $1,771,230)	1,422,852
PREFERRED STOCKS: 1.34%
Brazil: 1.34%
28,490	Companhia Energetica de Minas Gerais, Preference	421,869
47,796	Usinas Siderurgicas de Minas Gerais SA, Preference	606,374
		1,028,243
	Total Preferred Stocks (Cost $862,174)	1,028,243
WARRANTS: 0.00%
Vietnam: 0.00%
2,600	Vietnam Resource Investments Holdings, Ltd., Warrants (expiring 06/18/10) (c) (f)(g)	0
	Total Warrants (Cost $0)	0
Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 8.69%
$6,657,000	Citibank - New York 0.100%, due 04/01/09	6,657,000
	Total Short-Term Bank Debt Instruments (Cost $6,657,000)	6,657,000
	Total Investments: 98.68% (Cost $82,243,581)	75,626,024
	Net Other Assets and Liabilities: 1.32%	1,009,842
	Net Assets: 100.00%	$76,635,866

(a)	Amount represents less than 0.01%.

(b)	ADR - American Depositary Receipt.

(c)	Non-income producing security.

(d)	GDR - Global Depositary Receipt.

(e)

Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $976,926 representing 1.27% of net assets.

(f)	Fair valued security.

(g)	Security determined to be illiquid under the procedures approved by the Fund's Board of Trustees.

Percentages stated as a percent of net assets.

Security determined to be illiquid under procedures approved by the Fund’s Board of Trustees.

Information related to the illiquid security is as follows:

Date of Purchase	Security	Cost	Market Value	% of Net Assets
06/27/08	Vietnam Resource Investments Holdings, Ltd., Warrants (expiring 06/18/10) (c)(f)	$0	$0	0.00%

Forward International Equity Fund

Portfolio of Investments (Note 1)

March 31, 2009 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 89.58%
Australia: 0.78%
15,995	Orica, Ltd.	$164,497
Brazil: 2.68%
100,016	BM&F BOVESPA SA	303,960
24,150	Itau Unibanco Banco Multiplo SA, ADR (a)	262,757
		566,717
Canada: 0.89%
8,699	Addax Petroleum Corp.	188,359
China: 2.48%
61,000	China Life Insurance Co., Ltd.	202,268
620,000	Industrial & Commercial Bank of China, Ltd.	322,375
		524,643
Finland: 3.67%
19,374	Kone Corp. Oyj	401,550
32,000	Nokia Corp., Sponsored ADR (a)	373,440
		774,990
France: 7.93%
45,000	Air Liquide SA, ADR (a)	730,350
7,500	BNP Paribas, ADR (a)	155,250
4,500	GDF Suez, Sponsored ADR (a)	153,675
12,803	Total SA	636,603
		1,675,878
Germany: 3.18%
4,096	Allianz SE	346,055
8,396	Fresenius Medical Care AG & Co.	326,059
		672,114
Hong Kong: 5.29%
24,000	China Mobile, Ltd.	209,016
9,600	China Mobile, Ltd., Sponsored ADR (a)	417,792
27,000	Jardine Matheson Holdings, Ltd.	491,400
		1,118,208
Indonesia: 1.45%
250,000	PT Astra Agro Lestari Tbk	305,063
Italy: 2.30%
12,700	Eni SpA, Sponsored ADR (a)	486,664

Japan: 10.65%
24,000	Amada Co., Ltd.	125,595
81	Astellas Pharma, Inc.	2,471
18,000	Hoya Corp., Sponsored ADR (a)	354,780
1,100	Nintendo Co., Ltd.	316,159
5,500	Nintendo Co., Ltd., ADR (a)	200,750
29,000	Nippon Electric Glass Co., Ltd.	200,980
5,700	Nippon Telegraph & Telephone Corp.	214,790
6,500	SECOM Co., Ltd., ADR (a)	481,975
12,420	SUMCO Corp.	180,933
5,000	Sumitomo Mitsui Financial Group, Inc.	172,248
		2,250,681
Mexico: 1.19%
9,257	America Movil SA de CV, ADR, Series L (a)	250,680
Netherlands: 8.39%
36,820	Royal Dutch Shell Plc, Class A	828,202
29,200	TNT NV, ADR (a)	497,860
27,700	Wolters Kluwer NV, Sponsored ADR (a)	447,078
		1,773,140
Singapore: 1.61%
205,000	Singapore Telecommunications, Ltd.	341,004
South Korea: 2.09%
28,500	SK Telecom Co., Ltd., ADR (a)	440,325
Spain: 2.03%
62,166	Banco Santander SA	428,663
Sweden: 0.99%
27,400	Svenska Cellulosa AB, Sponsored ADR (a)	208,240
Switzerland: 15.14%
16,000	Nestle SA	540,877
6,400	Nestle SA, Sponsored ADR (a)	214,720
15,300	Novartis AG, ADR (a)	578,799
5,673	Roche Holding AG	778,460
15,300	Syngenta AG, ADR (a)	613,683
2,979	Zurich Financial Services AG	471,333
		3,197,872
Taiwan: 2.39%
56,444	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (a)	505,174
Turkey: 1.74%
120,000	Adana Cimento Sanayii TAS, Class A	249,707
18,845	Anadolu Efes Biracilik Ve Malt Sanayii AS	116,736
		366,443

United Kingdom: 12.71%
175,453	BBA Aviation Plc	207,692
10,625	BHP Billiton Plc	211,146
12,000	GlaxoSmithKline Plc, Sponsored ADR (a)	372,840
25,380	Tesco Plc, Sponsored ADR (a)	360,904
28,000	Unilever Plc, Sponsored ADR (a)	530,039
12,500	Vodafone Group Plc, Sponsored ADR (a)	217,750
23,687	WH Smith Plc	120,909
24,268	Whitbread Plc	274,388
13,947	WPP Group Plc, Sponsored ADR (a)	389,819
		2,685,487
	Total Common Stocks
	(Cost $24,756,055)	18,924,842
Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 7.46%
$1,575,587	Citibank - New York
	0.100%, due 04/01/09	1,575,587
	Total Short-Term Bank Debt Instruments (Cost $1,575,587)	1,575,587
	Total Investments: 97.04% (Cost $26,331,642)	20,500,429
	Net Other Assets and Liabilities: 2.96%	625,683
	Net Assets: 100.00%	$21,126,112

(a)	ADR - American Depositary Receipt.

Percentages are stated as a percent of net assets.

Forward International Small Companies Fund

Portfolio of Investments (Note 1)

March 31, 2009 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 95.96%
Australia: 2.80%
1,451,800	Australian Worldwide Exploration, Ltd. (a)	$2,443,020
1,306,446	Centennial Coal Co., Ltd.	1,825,965
1,639,385	Metcash, Ltd.	4,628,197
2,827,800	Sigma Pharmaceuticals, Ltd.	2,084,296
		10,981,478
Austria: 1.59%
139,384	Intercell AG (a)	4,296,317
67,600	Vienna Insurance Group	1,942,668
		6,238,985
Belgium: 2.66%
325,221	Ion Beam Applications	2,147,486
24,031	Mobistar SA	1,518,161
400,477	Telenet Group Holding NV (a)	6,778,637
		10,444,284
China: 1.13%
1,569,510	China Yurun Food Group, Ltd.	2,000,717
663,510	Sino Gold Mining, Ltd. (a)	2,440,664
		4,441,381
Denmark: 2.17%
31,876	SimCorp AS	3,411,417
101,040	TrygVesta AS	5,109,357
		8,520,774
Finland: 1.31%
237,306	Elisa Oyj	3,464,989
785,080	Ruukki Group Oyj	1,668,896
		5,133,885
France: 8.54%
75,878	bioMerieux SA	5,931,765
1,641,740	Bull SA (a)	3,860,763
125,661	Eutelsat Communications	2,671,258
7,912	Faiveley SA	578,155
130,001	Gemalto NV (a)	3,713,475
55,040	Ipsen SA	2,119,933
125,300	SCOR SE	2,579,515
69,957	Sechilienne-Sidec	2,217,670
182,195	Teleperformance SA	5,015,585
68,020	Virbac SA	4,812,288
		33,500,407

Germany: 7.38%
31,848	Bijou Brigitte Modische Accessoires AG	3,434,576
49,200	Fielmann AG	3,006,242
133,721	Gerresheimer AG	2,460,621
86,550	Hannover Rueckversicherung AG	2,759,775
409,130	Kontron AG	3,951,765
68,325	Pfeiffer Vacuum Technology AG	4,106,744
111,426	QIAGEN NV (a)	1,816,463
109,200	Rhoen-Klinikum AG	2,081,948
77,507	Sfc Smart Fuel Cell AG (a)(b)	573,577
66,527	Software AG	4,755,275
		28,946,986
Hong Kong: 1.67%
3,773,277	China Green Holdings, Ltd.	2,224,844
2,789,861	Huabao International Holdings, Ltd.	2,296,508
9,384,168	Prime Success International Group, Ltd.	2,021,980
		6,543,332
Ireland: 0.40%
195,426	FBD Holdings Plc	1,560,458
Italy: 4.24%
173,722	ACEA SpA	2,077,269
317,610	Ansaldo STS SpA	5,046,855
707,213	Davide Campari-Milano SpA	4,491,315
511,413	Enia SpA	2,505,527
948,980	Impregilo SpA (a)	2,502,724
		16,623,690
Japan: 24.95%
302,766	Aeon Delight Co., Ltd.	3,786,677
280,200	Daibiru Corp.	2,233,447
244,366	Don Quijote Co., Ltd.	3,122,928
295,000	Elpida Memory, Inc. (a)	2,026,570
66,000	Hogy Medical Co., Ltd.	3,587,210
172,100	Hokuto Corp.	2,971,348
403,000	Izumi Co., Ltd.	4,592,454
221,773	JSR Corp.	2,565,339
386,096	JTEKT Corp.	2,667,977
315,998	Kaken Pharmaceutical Co., Ltd.	2,646,485
144,360	Kobayashi Pharmaceutical Co., Ltd.	4,739,809
454,300	Kyorin Co., Ltd.	5,608,472
198,700	McDonald’s Holdings Co., Ltd.	3,380,419
1,187	MID REIT, Inc.	2,003,816
254,252	Mochida Pharmaceutical Co., Ltd.	2,501,808
375,525	Nihon Kohden Corp.	4,586,652
174,000	The Nisshin OilliO Group, Ltd.	750,599
280,182	NOK Corp.	2,369,170
663	Nomura Real Estate Office Fund, Inc.	3,663,798
439,100	Q.P. Corp.	4,706,623
1,240	Seven Bank, Ltd.	3,287,124
13,400	Shimamura Co., Ltd.	712,067
459,400	Shinko Plantech Co., Ltd.	2,817,152
272,234	Sohgo Security Services Co., Ltd.	2,323,966
182,900	Sugi Holdings Co., Ltd.	3,340,740
198,300	SUMCO Corp.	2,888,807
154,600	Sundrug Co., Ltd.	2,345,903
108,700	Sysmex Corp.	3,448,179

181,900	Tsumura & Co.	4,686,013
345,178	Yamaguchi Financial Group, Inc.	3,232,611
1,054,546	The Yokohama Rubber Co., Ltd.	4,357,320
		97,951,483
Netherlands: 3.82%
144,705	CSM NV	1,689,542
108,061	Fugro NV	3,438,507
228,581	Nutreco Holding NV	8,186,059
29,051	Smit Internationale NV	1,658,524
		14,972,632
Singapore: 3.12%
6,138,955	ComfortDelGro Corp., Ltd.	5,489,318
16,484,872	Golden Agri-Resources, Ltd.	2,980,598
2,635,309	MobileOne, Ltd.	2,581,683
1,561,266	Parkway Holdings, Ltd.	1,190,748
		12,242,347
Spain: 2.31%
425,155	Grifols SA	6,128,758
152,657	Indra Sistemas SA	2,944,955
		9,073,713
Sweden: 2.87%
316,200	Intrum Justitia AB	2,077,378
623,331	Kappahl Holding AB	2,237,178
139,420	Oriflame Cosmetics SA	4,359,314
424,075	Saab AB	2,605,517
		11,279,387
Switzerland: 5.51%
13,018	Banque Cantonale Vaudoise	4,320,082
41,302	BKW FMB Energie AG	2,975,282
8,340	Galenica AG	2,408,658
20,417	Helvetia Holding AG	4,349,577
59,830	Partners Group Holding AG	3,592,533
367,109	Temenos Group AG (a)	3,966,828
		21,612,960
United Kingdom: 19.49%
755,983	Aggreko Plc	5,334,098
545,800	Amlin Plc	2,693,994
568,600	Babcock International Group Plc	3,504,085
1,280,000	Carillion Plc	4,453,755
496,200	Charter International Plc	3,246,581
140,000	Forth Ports Plc	1,821,965
505,076	Halfords Group Plc	2,117,951
741,139	IG Group Holdings Plc	1,863,641
568,160	Informa Plc	2,139,955
1,773,633	Meggitt Plc	3,263,817
963,128	Micro Focus International Plc	4,173,453
2,098,990	Mitie Group Plc	5,631,921
1,035,384	Mouchel Group Plc	4,404,846
343,384	Premier Oil Plc (a)	5,237,426
2,600,000	PV Crystalox Solar Plc	3,161,678
2,423,260	QinetiQ Plc	4,598,331
1,600,000	RPS Group Plc	3,575,631

1,092,568	Serco Group Plc	5,733,733
972,052	St. James’s Place Capital Plc	2,329,220
1,656,739	Stagecoach Group Plc	2,852,594
381,805	Venture Production Plc	4,377,166
		76,515,841
	Total Common Stocks
	(Cost $526,635,583)	376,584,023
PREFERRED STOCKS: 0.56%
Germany: 0.56%
59,600	Fuchs Petrolub AG	2,181,540
	Total Preferred Stocks
	(Cost $4,639,572)	2,181,540
Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 3.80%
$14,919,000	Citibank - New York
	0.100%, due 04/01/09	14,919,000
	Total Short-Term Bank Debt Instruments (Cost $14,919,000)	14,919,000
	Total Investments: 100.32% (Cost $546,194,155)	393,684,563
	Net Other Assets and Liabilities: (0.32)%	(1,247,922)
	Net Assets: 100.00%	$392,436,641

(a)	Non-income producing security.

(b)	Security determined to be illiquid under the procedures approved by the Fund's Board of Trustees.

Percentages are stated as a percent of net assets.

Security determined to be illiquid under procedures approved by the Fund’s Board of Trustees.

Information related to the illiquid security is as follows:

Dates of Purchase	Security	Cost	Market Value	% of Net Assets
05/25/07 – 10/06/08	Sfc Smart Fuel Cell AG (a)	$2,990,329	$573,577	0.15%

Forward Large Cap Equity Fund

Portfolio of Investments (Note 1)

March 31, 2009 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 96.36%
Consumer Discretionary: 7.84%
3,010	Apollo Group, Inc., Class A (a)	$235,773
7,487	McDonald’s Corp.	408,566
12,170	Pulte Homes, Inc.	133,018
7,624	TJX Cos., Inc.	195,479
		972,836
Consumer Staples: 12.82%
10,740	The Coca-Cola Co.	472,023
3,710	Colgate-Palmolive Co.	218,816
7,130	McCormick & Co., Inc.	210,834
5,801	The Procter & Gamble Co.	273,169
8,000	Wal-Mart Stores, Inc.	416,800
		1,591,642
Energy: 13.87%
5,320	Apache Corp.	340,959
4,600	Chevron Corp.	309,304
6,470	Exxon Mobil Corp.	440,607
8,730	National Oilwell Varco, Inc. (a)	250,638
6,820	Occidental Petroleum Corp.	379,533
		1,721,041
Financials: 12.43%
6,081	ACE, Ltd.	245,672
19,069	Bank of America Corp.	130,051
20,451	First Horizon National Corp.	219,639
10,640	JPMorgan Chase & Co.	282,811
10,494	MetLife, Inc.	238,948
7,810	Morgan Stanley	177,834
17,420	Wells Fargo & Co.	248,061
		1,543,016
Health Care: 13.22%
20,830	Bristol-Myers Squibb Co.	456,594
6,380	Gilead Sciences, Inc. (a)	295,522
9,646	Johnson & Johnson	507,379
9,210	Medco Health Solutions, Inc. (a)	380,741
		1,640,236
Industrials: 7.91%
4,230	Fluor Corp.	146,147
24,470	General Electric Co.	247,392
11,744	Honeywell International, Inc.	327,187
7,731	Norfolk Southern Corp.	260,921
		981,647
Information Technology: 18.53%
19,520	Cisco Systems, Inc. (a)	327,350
1,087	Google, Inc., Class A (a)	378,341
5,020	International Business Machines Corp.	486,388
46,680	NVIDIA Corp. (a)	460,265

24,700	Oracle Corp. (a)	446,329
5,170	QUALCOMM, Inc.	201,165
		2,299,838
Materials: 3.07%
10,290	Crown Holdings, Inc. (a)	233,892
3,862	Freeport-McMoRan Copper & Gold, Inc., Class B	147,181
		381,073
Telecommunications: 3.45%
7,233	AT&T, Inc.	182,272
8,130	Verizon Communications, Inc.	245,526
		427,798
Utilities: 3.22%
10,371	FirstEnergy Corp.	400,321
	Total Common Stocks (Cost $14,283,391)	11,959,448
Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 4.06%
$503,745	Citibank - New York
	0.100%, due 04/01/09	503,745
	Total Short-Term Bank Debt Instruments (Cost $503,745)	503,745
	Total Investments: 100.42% (Cost $14,787,136)	12,463,193
	Net Other Assets and Liabilities: (0.42)%	(52,254)
	Net Assets: 100.00%	$12,410,939

(a)	Non-income producing security.

Percentages stated as a percent of net assets.

Forward Banking and Finance Fund

Portfolio of Investments (Note 1)

March 31, 2009 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 92.46%
Financial Services: 92.46%
Banks Regional: 52.42%
8,000	Alliance Financial Corp.	$143,520
37,920	Arrow Financial Corp.	898,325
26,400	BancorpSouth, Inc.	550,176
43,366	Bank of Marin Bancorp	932,803
68,419	Bank of The Ozarks, Inc.	1,579,111
4,750	Beverly National Corp.	69,113
40,600	Boston Private Financial Holdings, Inc.	142,506
11,457	Camden National Corp.	261,792
83,691	Cascade Financial Corp.	209,228
79,767	Codorus Valley Bancorp, Inc.	642,922
43,000	Community Bank System, Inc.	720,250
43,329	Community Bankers Trust Corp.	147,319
30,000	Cullen/Frost Bankers, Inc.	1,408,200
56,100	Danvers Bancorp, Inc.	774,741
10,300	East West Bancorp, Inc.	47,071
61,446	Enterprise Financial Services Corp.	599,713
9,900	Financial Institutions, Inc.	75,438
19,200	First Commonwealth Financial Corp.	170,304
19,500	First Financial Bankshares, Inc.	939,315
21,100	The First of Long Island Corp.	426,009
45,600	Glacier Bancorp, Inc.	716,376
86,945	Harleysville National Corp.	526,887
25,778	Heartland Financial USA, Inc.	349,034
45,538	IBERIABANK Corp.	2,092,015
43,900	Independent Bank Corp.	647,525
34,138	Lakeland Financial Corp.	655,108
30,348	MetroCorp Bancshares, Inc.	84,367
26,800	MidWestOne Financial Group, Inc.	249,910
12,400	NBT Bancorp, Inc.	268,336
8,800	Pacific Continental Corp.	102,432
67,600	Pinnacle Financial Partners, Inc. (a)	1,602,795
42,386	Princeton National Bancorp, Inc.	593,404
36,184	PrivateBancorp, Inc.	523,221
35,940	Prosperity Bancshares, Inc.	982,959
10,400	S&T Bancorp, Inc.	220,584
44,445	Signature Bank (a)	1,254,682
130,252	Smithtown Bancorp, Inc.	1,469,243
18,400	Southside Bancshares, Inc.	347,760
66,700	Southwest Bancorp, Inc.	625,646
19,095	SVB Financial Group (a)	382,091
149,388	Tamalpais Bancorp	821,634
190,204	Texas Capital Bancshares, Inc. (a)	2,141,696
2,400	Tompkins Financial Corp.	103,200
4,140	Valley National Bancorp	51,212
48,700	Washington Trust Bancorp, Inc.	791,375
194,229	Western Alliance Bancorp (a)	885,684
36,368	Wilshire Bancorp, Inc.	187,659
54,046	Yadkin Valley Financial Corp.	402,643
		29,817,334

Diversified Financial Services: 3.34%
43,834	Stifel Financial Corp. (a)	1,898,451
Financial Data Processing Services: 3.28%
19,300	Advent Software, Inc. (a)	642,883
37,743	Cass Information Systems, Inc.	1,224,005
		1,866,888
Financial Information Services: 0.43%
122,800	TheStreet.com, Inc.	241,916
Insurance Carriers: Property & Casualty: 10.34%
50,400	Amtrust Financial Services, Inc.	481,320
9,983	Erie Indemnity Co., Class A	341,219
25,400	Harleysville Group, Inc.	807,974
201,552	Meadowbrook Insurance Group, Inc.	1,229,467
74,230	Mercer Insurance Group, Inc.	1,060,747
27,400	The Navigators Group, Inc. (a)	1,292,732
11,300	RenaissanceRe Holdings, Ltd.	558,672
26,862	United America Indemnity, Ltd., Class A (a)	107,985
		5,880,116
Insurance: Multi-Line: 5.67%
30,900	The Hanover Insurance Group, Inc.	890,538
76,050	HCC Insurance Holdings, Inc.	1,915,700
18,700	W.R. Berkley Corp.	421,685
		3,227,923
Investment Management Companies: 0.81%
7,400	Affiliated Managers Group, Inc. (a)	308,654
8,300	Waddell & Reed Financial, Inc., Class A	149,981
		458,635
Real Estate Investment Trusts: 2.76%
23,900	American Campus Communities, Inc.	414,904
5,000	National Retail Properties, Inc.	79,200
80,000	Urstadt Biddle Properties, Inc., Class A	1,073,600
		1,567,704
Savings & Loans: 9.16%
53,100	Berkshire Hills Bancorp, Inc.	1,217,052
41,700	Dime Community Bancshares, Inc.	391,146
52,100	First Niagara Financial Group, Inc.	567,890
68,305	HF Financial Corp.	870,889
32,300	NewAlliance Bancshares, Inc.	379,202
14,200	Teche Holding Co.	433,100
9,700	TFS Financial Corp.	117,661
114,900	Westfield Financial, Inc.	1,011,120
9,919	WSFS Financial Corp.	221,789
		5,209,849
Securities Brokerage & Service: 4.25%
61,300	KBW, Inc. (a)	1,247,455
59,300	Raymond James Financial, Inc.	1,168,210
		2,415,665
	Total Common Stocks (Cost $63,497,736)	52,584,481

RIGHTS: 0.02%
Insurance Carriers: Property & Casualty: 0.02%
28,585	United America Indemnity, Ltd., Class A, Rights (expiring 04/06/09) (a)(b)(c)	13,397
	Total Rights (Cost $0)	13,397
Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 4.72%
$2,686,343	Citibank - New York 0.100%, due 04/01/09	2,686,343
	Total Short-Term Bank Debt Instruments (Cost $2,686,343)	2,686,343
	Total Investments: 97.20% (Cost $66,184,079)	55,284,221
	Net Other Assets and Liabilities: 2.80%	1,594,090
	Net Assets: 100.00%	$56,878,311

(a)	Non-income producing security.

(b)	Fair valued security.

(c)	Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

Percentages stated as a percent of net assets.

Security determined to be illiquid under procedures approved by the Fund’s Board of Trustees.

Information related to the illiquid security is as follows:

Date of Purchase	Security	Cost	Market Value	% of Net Assets
03/24/09	United America Indemnity, Ltd., Class A, Rights (expiring 04/06/09) (a)(b)	$0	$13,397	0.02%

Forward Growth Fund

Portfolio of Investments (Note 1)

March 31, 2009 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 99.44%
Auto & Transportation: 4.74%
188,923	AirTran Holdings, Inc. (a)	$859,600
28,981	Allegiant Travel Co. (a)	1,317,476
16,600	Genco Shipping & Trading, Ltd.	204,844
30,534	Hub Group, Inc., Class A (a)	519,078
10,103	Old Dominion Freight Line, Inc. (a)	237,319
34,625	Wabtec Corp.	913,408
		4,051,725
Consumer Discretionary: 14.61%
104,397	99 Cents Only Stores (a)	964,628
32,010	Aéropostale, Inc. (a)	850,186
76,324	BJ's Restaurants, Inc. (a)	1,061,666
25,265	California Pizza Kitchen, Inc. (a)	330,466
23,590	Capella Education Co. (a)	1,250,270
9,886	Chipotle Mexican Grill, Inc., Class A (a)	656,233
120,316	Iconix Brand Group, Inc. (a)	1,064,797
71,490	Marvel Entertainment, Inc. (a)	1,898,060
32,013	Tetra Tech, Inc. (a)	652,425
66,206	Ulta Salon Cosmetics & Fragrance, Inc. (a)	438,284
23,112	Under Armour, Inc., Class A (a)	379,730
11,539	VistaPrint, Ltd. (a)	317,207
8,690	The Warnaco Group, Inc. (a)	208,560
8,600	Watson Wyatt Worldwide, Inc., Class A	424,582
170,554	Wendy's/Arby's Group, Inc., Class A	857,887
338,448	The Wet Seal, Inc., Class A (a)	1,137,185
		12,492,166
Consumer Staples: 3.24%
14,032	American Italian Pasta Co., Class A (a)	488,454
117,156	Chiquita Brands International, Inc. (a)	776,744
54,002	Diamond Foods, Inc.	1,508,276
		2,773,474
Energy: 4.25%
27,694	Arena Resources, Inc. (a)	705,643
21,298	Atlas Energy Resources Llc	224,694
12,600	Comstock Resources, Inc. (a)	375,480
11,420	Concho Resources, Inc. (a)	292,238
11,770	Energy Conversion Devices, Inc. (a)	156,188
37,820	EXCO Resources, Inc. (a)	378,200
104,050	Mariner Energy, Inc. (a)	806,387
26,630	Whiting Petroleum Corp. (a)	688,386
		3,627,216
Financial Services: 7.56%
16,591	Advent Software, Inc. (a)	552,646
47,947	HCC Insurance Holdings, Inc.	1,207,785
28,260	IBERIABANK Corp.	1,298,263
13,540	National Retail Properties, Inc.	214,474
20,678	The Navigators Group, Inc. (a)	975,588
32,462	PrivateBancorp, Inc.	469,401
16,662	Prosperity Bancshares, Inc.	455,706

1,650	Signature Bank (a)	46,580
13,236	SVB Financial Group (a)	264,852
70,826	Texas Capital Bancshares, Inc. (a)	797,501
91,350	TheStreet.com, Inc.	179,960
		6,462,756
Health Care: 25.58% (b)
33,242	Alexion Pharmaceuticals, Inc. (a)	1,251,894
32,303	BioMarin Pharmaceutical, Inc. (a)	398,942
88,519	BioMimetic Therapeutics, Inc. (a)	628,485
6,674	Bio-Rad Laboratories, Inc., Class A (a)	439,817
51,223	Bio-Reference Laboratories, Inc. (a)	1,071,073
14,040	CardioNet, Inc. (a)	393,962
5,641	Catalyst Health Solutions, Inc. (a)	111,805
26,667	Cepheid, Inc. (a)	184,002
4,160	Genomic Health, Inc. (a)	101,421
20,960	Haemonetics Corp. (a)	1,154,477
24,290	Illumina, Inc. (a)	904,560
37,776	Immucor, Inc. (a)	950,066
9,562	Luminex Corp. (a)	173,263
49,140	Martek Biosciences Corp.	896,805
23,408	Masimo Corp. (a)	678,364
29,120	Myriad Genetics, Inc. (a)	1,324,086
8,522	NuVasive, Inc. (a)	267,420
7,009	Onyx Pharmaceuticals, Inc. (a)	200,107
39,444	OSI Pharmaceuticals, Inc. (a)	1,509,127
35,093	Perrigo Co.	871,359
56,938	Phase Forward, Inc. (a)	728,237
8,539	Quality Systems, Inc.	386,390
40,698	Regeneron Pharmaceuticals, Inc. (a)	564,074
32,234	ResMed, Inc. (a)	1,139,150
48,892	Seattle Genetics, Inc. (a)	482,075
67,411	Sequenom, Inc. (a)	958,584
70,394	Thoratec Corp. (a)	1,808,422
16,507	United Therapeutics Corp. (a)	1,090,948
82,323	Volcano Corp. (a)	1,197,800
		21,866,715
Materials & Processing: 4.99%
31,673	Airgas, Inc.	1,070,864
92,644	Calgon Carbon Corp. (a)	1,312,764
16,326	Compass Minerals International, Inc.	920,297
12,472	Greif, Inc., Class A	415,193
17,499	MYR Group, Inc. (a)	266,860
12,073	Sensient Technologies Corp.	283,716
		4,269,694
Producer Durables: 7.28%
17,974	Axsys Technologies, Inc. (a)	755,627
11,192	Badger Meter, Inc.	323,337
35,036	Environmental Tectonics Corp. (a)	31,532
40,056	FEI Co. (a)	618,064
36,210	Kennametal, Inc.	586,964
1	Met-Pro Corp.	8
104,429	SBA Communications Corp., Class A (a)	2,433,195
17,013	Varian Semiconductor Equipment Associates, Inc. (a)	368,502
43,108	Waste Connections, Inc. (a)	1,107,876
		6,225,105
Technology: 23.10%
64,120	Ansys, Inc. (a)	1,609,412

27,440	Atheros Communications, Inc. (a)	402,270
52,349	Blackboard, Inc. (a)	1,661,558
80,327	Brocade Communications Systems, Inc. (a)	277,128
57,293	Cavium Networks, Inc. (a)	661,161
19,315	Data Domain, Inc. (a)	242,790
45,538	Ebix, Inc. (a)	1,131,619
38,652	FLIR Systems, Inc. (a)	791,593
115,842	GSI Commerce, Inc. (a)	1,517,530
124,855	Harmonic, Inc. (a)	811,558
12,050	Hittite Microwave Corp. (a)	375,960
51,058	II-VI, Inc. (a)	877,176
75,033	Internet Capital Group, Inc. (a)	302,383
114,309	Ixia, Inc. (a)	590,978
29,060	Macrovision Solutions Corp. (a)	516,977
37,040	MICROS Systems, Inc. (a)	694,500
80,965	Microsemi Corp. (a)	939,194
28,072	Monolithic Power Systems, Inc. (a)	435,116
4,920	NCI, Inc., Class A (a)	127,920
19,385	NetLogic Microsystems, Inc. (a)	532,700
50,480	Nuance Communications, Inc. (a)	548,213
58,639	PMC - Sierra, Inc. (a)	374,117
21,429	Riverbed Technology, Inc. (a)	280,291
42,382	SuccessFactors, Inc. (a)	323,375
19,802	Sybase, Inc. (a)	599,803
59,970	The Ultimate Software Group, Inc. (a)	1,035,082
60,087	Universal Display Corp. (a)	550,998
73,677	Viasat, Inc. (a)	1,533,954
		19,745,356
Utilities: 4.09%
13,360	ITC Holdings Corp.	582,763
24,130	j2 Global Communications, Inc. (a)	528,206
96,745	Neutral Tandem, Inc. (a)	2,380,894
		3,491,863
	Total Common Stocks
	(Cost $93,674,023)	85,006,070
Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 1.28%
$1,096,024	Citibank - New York
	0.100%, due 04/01/09	1,096,024
	Total Short-Term Bank Debt Instruments
	(Cost $1,096,024)	1,096,024
	Total Investments: 100.72%
	(Cost $94,770,047)	86,102,094
	Net Other Assets and Liabilities: (0.72)%	(612,330)
	Net Assets: 100.00%	$85,489,764

(a)	Non-income producing security.

(b)	When sector categorization is broken down by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.

Percentages are stated as a percent of net assets.

Forward Legato Fund

Portfolio of Investments (Note 1)

March 31, 2009 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 94.24%
Consumer Discretionary: 11.25%
1,372	99 Cents Only Stores (a)	$12,677
1,115	Abercrombie & Fitch Co., Class A	26,537
1,236	Arbitron, Inc.	18,552
1,250	Capella Education Co. (a)	66,250
2,678	Carter's, Inc. (a)	50,373
4,708	Champion Enterprises, Inc. (a)	2,260
6,179	The Cheesecake Factory, Inc. (a)	70,750
1,546	Corinthian Colleges, Inc. (a)	30,070
397	DeVry, Inc.	19,127
821	DreamWorks Animation SKG, Inc., Class A (a)	17,766
4,148	Fred's, Inc.	46,790
5,825	Gentex Corp.	58,017
2,650	Iconix Brand Group, Inc. (a)	23,453
4,400	LKQ Corp. (a)	62,788
1,000	Morningstar, Inc. (a)	34,150
8,465	Smith & Wesson Holding Corp. (a)	50,959
1,870	Tenneco, Inc. (a)	3,048
1,198	Tractor Supply Co. (a)	43,200
1,767	Under Armour, Inc., Class A (a)	29,032
1,350	Universal Technical Institute, Inc. (a)	16,200
		681,999
Consumer Staples: 5.30%
774	Chattem, Inc. (a)	43,383
2,000	The Hain Celestial Group, Inc. (a)	28,480
2,676	Lance, Inc.	55,714
1,890	TreeHouse Foods, Inc. (a)	54,413
6,649	United Natural Foods, Inc. (a)	126,132
600	USANA Health Sciences, Inc. (a)	13,416
		321,538
Energy: 3.75%
1,501	CARBO Ceramics, Inc.	42,688
1,181	Encore Acquisition Co. (a)	27,483
2,861	ENGlobal Corp. (a)	12,989
1,823	Forest Oil Corp. (a)	23,972
3,103	General Maritime Corp.	21,721
5,144	ION Geophysical Corp. (a)	8,025
3,407	North American Energy Partners, Inc. (a)	10,391
736	Smith International, Inc.	15,809
1,000	St. Mary Land & Exploration Co.	13,230
3,250	Tesco Corp. (a)	25,415
997	Whiting Petroleum Corp. (a)	25,772
		227,495
Financials: 7.95%
638	Arbor Realty Trust, Inc.	459
3,267	Cedar Shopping Centers, Inc.	5,685
2,000	Financial Federal Corp.	42,360
1,461	First Industrial Realty Trust, Inc.	3,579
1,027	First Midwest Bancorp, Inc.	8,822
1,553	Glacier Bancorp, Inc.	24,398

1,019	Hanover Insurance Group, Inc.	29,368
7,366	MGIC Investment Corp.	10,460
1,092	Mid-America Apartment Communities, Inc.	33,667
3,306	Old National Bancorp	36,928
2,180	Portfolio Recovery Associates, Inc. (a)	58,511
750	PrivateBancorp, Inc.	10,845
769	Prosperity Bancshares, Inc.	21,032
1,513	Stewart Information Services Corp.	29,503
2,187	Sun Communities, Inc.	25,872
400	TMX Group, Inc.	11,342
5,200	UCBH Holdings, Inc.	7,852
1,012	WestAmerica BanCorp.	46,106
1,500	Westwood Holdings Group, Inc.	58,635
950	World Acceptance Corp. (a)	16,245
		481,669
Health Care: 19.97%
4,300	Abaxis, Inc. (a)	74,132
4,380	Allscripts-Misys Healthcare Solutions, Inc.	45,070
4,900	Angiodynamics, Inc. (a)	55,076
6,627	Cepheid, Inc. (a)	45,726
2,230	Chemed Corp.	86,747
1,815	Gentiva Health Services, Inc. (a)	27,588
822	Haemonetics Corp. (a)	45,276
1,586	ICU Medical, Inc. (a)	50,942
1,500	Integra LifeSciences Holdings Corp. (a)	37,095
1,625	IPC The Hospitalist Co., Inc (a)	30,924
725	Kensey Nash Corp. (a)	15,421
925	Landauer, Inc.	46,879
2,913	Medical Action Industries, Inc. (a)	24,149
2,640	Medicis Pharmaceutical Corp., Class A	32,657
1,715	MEDNAX, Inc. (a)	50,541
1,200	MEDTOX Scientific, Inc. (a)	8,136
1,900	Meridian Bioscience, Inc.	34,428
4,089	Merit Medical Systems, Inc. (a)	49,927
4,652	Neogen Corp. (a)	101,552
2,750	Phase Forward, Inc. (a)	35,173
2,888	PSS World Medical, Inc. (a)	41,443
5,300	Somanetics Corp. (a)	80,453
2,892	Sunrise Senior Living, Inc. (a)	1,967
2,350	SurModics, Inc. (a)	42,888
1,945	Techne Corp.	106,411
2,002	U.S. Physical Therapy, Inc. (a)	19,379
865	Varian, Inc. (a)	20,535
		1,210,515
Industrials: 20.26%
2,000	The Advisory Board Co. (a)	33,160
850	Alexander & Baldwin, Inc.	16,176
695	American Science & Engineering, Inc.	38,780
4,300	Beacon Roofing Supply, Inc. (a)	57,577
4,427	C&D Technologies, Inc. (a)	8,190
950	Ceradyne, Inc. (a)	17,224
2,975	CoStar Group, Inc. (a)	89,994
875	Curtiss-Wright Corp.	24,544
1,445	Dynamex, Inc. (a)	18,901
3,386	EnergySolutions, Inc.	29,289
1,595	Forward Air Corp.	25,886
950	Franklin Electric Co., Inc.	21,024
3,004	Fuel Tech, Inc. (a)	31,421
1,615	G&K Services, Inc., Class A	30,539
1,182	GATX Corp.	23,912

1,862	General Cable Corp. (a)	36,905
1,398	Genesee & Wyoming, Inc., Class A (a)	29,707
1,057	IDEX Corp.	23,117
2,000	II-VI, Inc. (a)	34,360
3,970	Innerworkings, Inc. (a)	16,952
1,125	Kansas City Southern (a)	14,299
964	Kaydon Corp.	26,345
375	K-Tron International, Inc. (a)	22,751
1,855	Mobile Mini, Inc. (a)	21,370
1,750	Raven Industries, Inc.	36,365
4,185	Resources Connection, Inc. (a)	63,110
4,798	Ritchie Bros. Auctioneers, Inc.	89,195
1,486	Robbins & Myers, Inc.	22,543
9,133	Rollins, Inc.	156,631
1,339	School Specialty, Inc. (a)	23,553
2,500	Simpson Manufacturing Co., Inc.	45,050
2,575	Sun Hydraulics Corp.	37,621
1,033	Tetra Tech, Inc. (a)	21,053
1,550	Wabtec Corp.	40,889
		1,228,433
Information Technology: 22.51%
2,200	Advent Software, Inc. (a)	73,281
2,911	ANSYS, Inc. (a)	73,066
2,750	Blackbaud, Inc.	31,928
2,250	Blackboard, Inc. (a)	71,415
1,325	Cabot Microelectronics Corp. (a)	31,840
1,217	CACI International, Inc., Class A (a)	44,408
1,450	Cass Information Systems, Inc.	47,024
865	Concur Technologies, Inc. (a)	16,599
2,855	DealerTrack Holdings, Inc. (a)	37,401
6,850	Digi International, Inc. (a)	52,540
3,425	Echelon Corp. (a)	27,708
1,250	EMS Technologies, Inc. (a)	21,825
6,570	Entegris, Inc. (a)	5,650
1,800	F5 Networks, Inc. (a)	37,710
900	FactSet Research Systems, Inc.	44,991
2,432	Fair Isaac Corp.	34,218
1,445	FARO Technologies, Inc. (a)	19,420
1,990	Forrester Research, Inc. (a)	40,914
2,265	GTSI Corp. (a)	8,743
3,395	Guidance Software, Inc. (a)	13,852
2,000	Manhattan Associates, Inc. (a)	34,640
1,120	ManTech International Corp., Class A (a)	46,928
1,248	Maximus, Inc.	49,746
1,750	MICROS Systems, Inc. (a)	32,813
2,260	Napco Security Technologies, Inc. (a)	2,350
3,700	National Instruments Corp.	69,005
2,000	NVE Corp. (a)	57,620
2,215	Power Integrations, Inc.	38,098
1,475	Quality Systems, Inc.	66,744
1,275	Rimage Corp. (a)	17,021
1,603	Rudolph Technologies, Inc. (a)	4,857
5,000	Semtech Corp. (a)	66,750
2,925	Stratasys, Inc. (a)	24,190
4,275	Tyler Technologies, Inc. (a)	62,543
2,795	Ultimate Software Group, Inc. (a)	48,242
2,360	Verint Systems, Inc. (a)	8,260
		1,364,340
Materials: 3.04%
2,179	Commercial Metals Co.	25,167

1,154	Compass Minerals International, Inc.	65,052
4,500	Landec Corp. (a)	25,065
1,714	Terra Industries, Inc.	48,146
3,100	Zoltek Cos., Inc. (a)	21,111
		184,541
Telecommunication Services: 0.21%
1,918	Alaska Communications Systems Group, Inc.	12,851
	Total Common Stocks (Cost $7,031,101)	5,713,381

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 6.91%
$418,605	Citibank - New York
	0.100%, due 04/01/09	418,605
	Total Short-Term Bank Debt Instruments (Cost $418,605)	418,605
	Total Investments: 101.15% (Cost $7,449,706)	6,131,986
	Net Other Assets and Liabilities: (1.15)%	(69,885)
	Net Assets: 100.00%	$6,062,101

(a)	Non-income producing security.

Percentages are stated as a percent of net assets.

Forward Long/Short Credit Analysis Fund

Portfolio of Investments (Note 1)

March 31, 2009 (Unaudited)

Principal Amount		Value (Note 1)
MUNICIPAL BONDS: 165.50%
Arizona: 1.79%
	Maricopa County, Arizona, Pollution Control Corp., Revenue Bonds (El Paso Electric Co. Project), Series A
$500,000	7.250%, 02/01/40 (a)	$505,170
California: 34.80%
	Anaheim California Public Financing Authority, Revenue Bonds (Anaheim Electric System Distribution)
700,000	5.000%, 10/01/29 (a)	686,797
	California Educational Facilities Authority, Revenue Bonds (University of Southern California), Series A
1,375,000	5.000%, 10/01/39 (a)	1,341,381
	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series E
750,000	4.750%, 02/01/30 (a)	575,558
	California Pollution Control Financing Authority, Pollution Control Revenue Bonds (Pacific Gas & Electric), Insured MBIA, Inc., Series A
1,000,000	5.350%, 12/01/16 (a)	964,619
	Golden State Tobacco Securitization Corp., Asset-Backed Revenue Bonds (California Tobacco Settlement), Sr. Series A-1
930,000	4.500%, 06/01/27 (a)	684,628
500,000	5.125%, 06/01/47 (a)	257,505
	Los Angeles Regional Airports Improvement Corp., Lease Revenue Bonds, Series C, VRDN
900,000	7.500%, 12/01/24 (a)(b)	668,034
	Northern California Gas Authority, No. 1 Revenue Bonds, VRDN
1,200,000	1.685%, 07/01/27 (a)(b)	508,872
	Port of Oakland, California, Revenue Bonds, Insured MBIA, Inc., Series K
1,100,000	5.875%, 11/01/30 (a)	945,636

	San Diego, California Regional Building Authority Lease, Revenue Bonds (County Operations Center & Annex), Series A
450,000	5.375%, 02/01/36 (a)	442,121
	Sierra View Local Health Care District, California Revenue Bonds
700,000	5.400%, 07/01/22 (a)	622,664
	State of California Municipal Bonds
1,000,000	5.000%, 06/01/37	861,590
1,250,000	6.000%, 04/01/35	1,250,925
		9,810,330
Colorado: 0.64%
	Denver City & County, Special Facilities Airport Revenue Bonds (United Airlines Project), Series A
400,000	5.250%, 10/01/32 (a)	180,036
Connecticut: 9.93%
	Connecticut State Development Authority, Pollution Control Revenue Bonds (Connecticut Light & Power), Series A
900,000	5.850%, 09/01/28 (a)	817,523
	Connecticut State Development Authority, Pollution Control Revenue Bonds (Western Massachusetts), Series A
450,000	5.850%, 09/01/28	427,761
	Connecticut State Health & Educational Facility Authority, Revenue Bonds (Yale - New Haven Hospital), Insured Ambac Indemnity Corp., Series J-1
1,300,000	5.000%, 07/01/26 (a)	1,256,165
	Connecticut State Special Tax Obligation, Revenue Bonds (Transportation Infrastructure), Series 1
270,000	5.000%, 02/01/17 (a)	298,288
		2,799,737
Florida: 6.23%
	JEA, Florida Electric Systems, Revenue Bonds, Series 3A
450,000	3.500%, 10/01/18 (a)	423,824
	JEA, Florida Electric Systems, Revenue Bonds, Sub-Series B
450,000	5.000%, 10/01/16 (a)	468,122
	JEA, Florida Water & Sewer Systems, Revenue Bonds, Series A
450,000	5.375%, 10/01/39 (a)	439,776

	Miami-Dade County, Florida, Aviation Revenue Bonds (Miami International Airport), Insured Assured Guaranty, Ltd., Series A
500,000	5.250%, 10/01/38 (a)	423,500
		1,755,222
Georgia: 4.16%
	Atlanta, Georgia, Airport Revenue Bonds, Series B
700,000	5.625%, 01/01/30 (a)	624,995
	Effingham County, Georgia Industrial Development Authority, Pollution Control Revenue Bonds (Pacific Corp. Project)
500,000	6.500%, 06/01/31 (a)	315,560
	Main Street Natural Gas, Inc., Revenue Bonds (Georgia Gas Project), Series A
200,000	5.000%, 03/15/22 (a)	158,332
	Main Street Natural Gas, Inc., Revenue Bonds (Georgia Gas Project), Series B
100,000	5.000%, 03/15/16 (a)	75,143
		1,174,030
Hawaii: 1.71%
	Hawaii State Department of Transportation, Special Facilities Revenue Bonds (Continental Airlines)
850,000	5.625%, 11/15/27 (a)	481,134
Illinois: 3.55%
	Illinois Health Facilities Authority, Revenue Bonds (Loyola University Health Systems), Insured MBIA, Inc., Series B, VRDN
1,000,000	7.500%, 07/01/24 (a)(b)	1,000,000
Indiana: 7.54%
	Delaware County, Indiana Hospital Authority, Revenue Bonds (Cardinal Health System Obligation), Insured Ambac Indemnity Corp., VRDN
1,000,000	8.300%, 08/01/18 (a)(b)	1,000,000
	Purdue University, Indiana, Revenue Bonds (Purdue University Student Facilities System), Series A
1,125,000	5.000%, 07/01/34 (a)	1,126,193
		2,126,193
Kentucky: 0.80%

	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds (Baptist HealthCare Systems), Series A
225,000	5.625%, 08/15/27 (a)	225,596
Louisiana: 6.66%
	DeSoto Parish Louisiana Environmental Improvement, Revenue Bonds (International paper), Series A
1,000,000	4.750%, 03/01/19 (a)	646,720
	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds (Westlake Chemical Corp. Project)
400,000	6.750%, 11/01/32 (a)	259,188
	St John Baptist Parish, Louisiana Revenue Bonds (Marathon Oil Corp.), Series A
1,375,000	5.125%, 06/01/37 (a)	972,193
		1,878,101
Massachusetts: 3.02%
	Massachusetts State Development Finance Agency, Solid Waste Disposal Revenue Bonds (Dominion Energy Brayton Point), VRDN
650,000	5.000%, 02/01/36 (b)	473,272
	Massachusetts State Health & Educational Facilities Authority, Revenue Bonds (Boston Medical Center Project)
500,000	5.250%, 07/01/38 (a)	376,860
		850,132
Michigan: 1.67%
	Michigan State Strategic Fund, Ltd., Obligation Revenue Bonds (Detroit Edison Co. Project), Series C
280,000	5.450%, 12/15/32 (a)	226,806
	Michigan State Strategic Fund, Ltd., Obligation Revenue Bonds (Detroit Edison CC Convertible), VRDN
250,000	4.850%, 09/01/30 (a)(b)	245,263
		472,069
Mississippi: 2.44%
	Mississippi Business Finance Corp., Revenue Bonds (Northop Grumman Corp. Project), VRDN
875,000	4.550%, 12/01/28 (a)(b)	687,068

Nevada: 1.01%
	Clark County, Nevada, Industrial Development Revenue Bonds (Nevada Power Co. Project), Series B
400,000	5.900%, 10/01/30 (a)	284,152
New Hampshire: 1.78%
	New Hampshire State, Business Finance Authority Pollution Control Revenue Bonds (The UTD Illuminating Project), Series A
500,000	6.875%, 12/01/29 (a)	500,885
New Jersey: 3.52%
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds (Continental Airlines, Inc. Project), VRDN
400,000	9.000%, 06/01/33 (a)(b)	331,176
	Tobacco Settlement Financing Corp., Revenue Bonds, Series 1A
900,000	4.500%, 06/01/23 (a)	660,897
		992,073
New Mexico: 0.55%
	Farmington, New Mexico, Pollution Control Revenue Bonds (San Juan Project), Series B
250,000	4.875%, 04/01/33 (a)	154,328
New York: 9.51%
	Hudson Yards Infrastructure Corp., Revenue Bonds, Series A
300,000	5.000%, 02/15/47 (a)	243,984
	New York City, New York Housing Development Corp., Multifamily Rental Housing Revenue Bonds (Progress of Peoples Development), Insured FNMA, Series B
1,000,000	4.950%, 05/15/36 (a)	944,950
	New York City, New York Industrial Development Agency, Special Facilities Revenue Bonds (Jetblue Airways Corp. Project)
400,000	5.125%, 05/15/30 (a)	199,120
	New York City, New York Municipal Water Finance Authority, Water & Sewer Revenue Bonds, Series FF-2
500,000	5.000%, 06/15/40	483,110

	New York City, New York Transitional Finance Authority, Building Aid Revenue Bonds (Fiscal 2009), Series S-3
675,000	5.250%, 01/15/39 (a)	635,317
	Suffolk Tobacco Asset Securitization Corp., Revenue Bonds (NY Tobacco), Series B
250,000	6.000%, 06/01/48 (a)	175,323
		2,681,804
North Carolina: 3.56%
	North Carolina Capital Facilities Finance Agency, Revenue Bonds (Duke University Project), Series B
650,000	5.000%, 10/01/38 (a)	652,535
	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Wakemed), Series A
350,000	5.625%, 10/01/38 (a)	352,212
		1,004,747
Ohio: 6.53%
	Buckeye, Ohio Tobacco Settlement Financing Authority, Revenue Bonds (Asset Backed Sr. Turbo), Series A-2
600,000	5.125%, 06/01/24 (a)	427,632
400,000	5.375%, 06/01/24 (a)	293,500
	Ohio State Air Quality Development Authority, Revenue Bonds (Pollution First Energy), Series A
500,000	5.700%, 02/01/14 (a)	500,165
	Ohio State Housing Finance Agency, Residential Mortgage Revenue Bonds (Mortgage Backed Securities Program), Insured GNMA/FNMA, Series F
630,000	5.250%, 09/01/28 (a)	620,178
		1,841,475
Oklahoma: 0.28%
	Tulsa, Oklahoma Municipal Airport Trust Revenue Bonds, Series A
100,000	7.750%, 06/01/35 (a)(b)	79,452
Pennsylvania: 1.50%
	Pennsylvania Economic Development Financing Authority Exempt Facilities, Revenue Bonds (Reliant Energy), Series B
500,000	6.750%, 12/01/36 (a)	424,085

Puerto Rico: 9.23%
	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Sr. Lien Series A
700,000	6.000%, 07/01/44 (a)	588,560
	Puerto Rico Commonwealth Highway & Transportation Authority Highway, Revenue Bonds, Insured MBIA, Inc., Series Z
400,000	6.250%, 07/01/15 (a)	410,956
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Insured MBIA, Inc., Series VV
850,000	5.250%, 07/01/29 (a)	714,060
	Puerto Rico Public Buildings Authority, Guaranteed Revenue Bonds (Government Facilities), Insured XL Capital Assurance, Inc., Series H
900,000	5.250%, 07/01/13 (a)	889,667
		2,603,243
Rhode Island: 3.55%
	Rhode Island Student Loan Authority, Student Loan Revenue Bonds, Insured Ambac Indemnity Corp., Series I, VRDN
1,000,000	1.103%, 12/01/37 (b)(c)(d)	1,000,000
South Carolina: 0.68%
	Tobacco Settlement Revenue Management Authority, South Carolina Tobacco Settlement Revenue Bonds
200,000	5.000%, 06/01/18 (a)	190,980
Tennessee: 10.73%
	Johnson City, Tennessee Health & Educational Facilities Board, Hospital Revenue Bonds (First Mortgage - Mountain States Health), Series A
1,280,000	5.500%, 07/01/36 (a)	948,198
	Memphis-Shelby County, Tennessee Sports Authority, Inc., Revenue Bonds (Memphis Arena Project), Insured MBIA, Inc., Series B, VRDN
1,000,000	8.000%, 11/01/29 (a)(b)	1,000,000
	Tennessee Energy Acquisition Corp., Gas Revenue Bonds, Series A
500,000	5.250%, 09/01/21 (a)	375,990
1,000,000	5.250%, 09/01/26	701,050
		3,025,238

Texas: 20.16%
	Alliance Airport Authority, Inc.,Texas, Special Facilities Revenue Bonds (American Airlines, Inc. Project)
1,200,000	5.250%, 12/01/29 (a)	467,112
	Brazos River Authority Texas, Pollution Control Revenue Bonds (Texas Electric Co. Project), Series C, VRDN
650,000	5.750%, 05/01/36 (a)(b)	419,250
	Brazos River, Texas, Harbor Navigation District, Brazoria County Environmental Revenue Bonds (DOW Chemical Co. Project), Series A, VRDN
350,000	5.950%, 05/15/33 (a)(b)	236,733
	Dallas-Fort Worth, Texas International Airport Facilities Improvement Corp., Revenue Bonds (American Airlines, Inc. Project)
300,000	5.500%, 11/01/30 (a)	113,841
290,000	6.375%, 05/01/35 (a)	110,046
	Harris County-Houston, Texas Sports Authority, Special Revenue Bonds (Jr. Lien Rodeo), Insured MBIA, Inc., Series C, VRDN
1,500,000	8.000%, 11/15/30 (b)	1,500,000
	Houston Texas Airport, Special Facilities Revenue Bonds (Continental Airlines), Series B
165,000	6.125%, 07/15/27 (a)	92,573
	Houston Texas Airport, Special Facilities Revenue Bonds (Continental Airlines), Series E
250,000	6.750%, 07/01/29 (a)	163,828
	Panhandle-Plains Higher Education Authority, Inc., Student Loan Revenue Bonds, Insured Federal Student Loans, Sr. Series A-1, VRDN
1,000,000	1.015%, 12/01/33 (b)(c)(d)	1,000,000
	SA Energy Acquisition Public Facility Corp., Texas Gas Supply Revenue Bonds (Gas Supply)
400,000	5.250%, 08/01/15	346,112
	Sabine River Authority Texas, Pollution Control Revenue Bonds (Texas Electric Co. Project), Series A
345,000	6.450%, 06/01/21 (a)	158,293

	Texas Municipal Gas Acquisition & Supply Corp., Gas Supply Revenue Bonds, Series D
340,000	6.250%, 12/15/26 (a)	230,173
	Texas Transportation Commission, Central Texas, Turnpike System Revenue Bonds (First Tier Put)
700,000	5.000%, 08/15/42 (a)	702,310
	Trinity River Authority Texas, Pollution Control Revenue Bonds (Texas Electric Co. Project)
300,000	6.250%, 05/01/28 (a)	141,288
		5,681,559
Utah: 1.82%
	Tooele County, Utah, Hazardous Waste Treatment Revenue Bonds (Union Pacific Project), Series A
600,000	5.700%, 11/01/26 (a)	512,766
Virginia: 3.33%
	Virginia State Housing Development Authority, Revenue Bonds (Commonwealth Mortgage), Sub-Series D1
1,000,000	4.850%, 01/01/25 (a)	939,060
Wisconsin: 2.82%
	Wisconsin State Health & Educational Facilities Authority, Revenue Bonds (Aurora Health Care Inc.), Series A
1,000,000	5.600%, 02/15/29 (a)	794,810
	Total Municipal Bonds
	(Cost $48,587,850)	46,655,475
CORPORATE BONDS: 2.19%
Consumer Discretionary: 0.15%
	General Motors Corp., Sr. Unsec. Notes
250,000	7.200%, 01/15/11 (a)	41,250
Energy: 0.89%
	Southern Union Co., Jr. Sub. Notes
500,000	7.200%, 11/01/66 (a)(b)	252,500
Technology: 0.82%
	Cisco Systems, Inc., Notes
250,000	5.900%, 02/15/39 (a)	230,780
Utility: 0.33%

	Dominion Resources, Inc., Jr. Sub. Notes
150,000	7.500%, 06/30/66 (a)(b)	93,113
	Total Corporate Bonds
	(Cost $1,004,992)	617,643

Shares
EXCHANGE TRADED FUNDS: 0.98%
2,300	ProShares UltraShort Real Estate Fund	121,279
1,950	ProShares UltraShort S&P 500 Fund	154,245
		275,524
	Total Exchange Traded Funds
	(Cost $316,423)	275,524

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 5.65%
	Citibank - New York
$1,592,812	0.100%, due 04/01/09	1,592,812
	Total Short-Term Bank Debt Instruments
	(Cost $1,592,812)	1,592,812
	Total Investments: 174.32%
	(Cost $51,502,077)	49,141,454
	Net Other Assets and Liabilities: (74.32)%	(20,950,741)
	Net Assets: 100.00%	$28,190,713

Principal Amount		Value (Note 1)
SCHEDULE OF SECURITIES SOLD SHORT
Corporate Bonds
	Duke Energy Carolinas Llc, Unsub. Sr. Notes
$ (250,000)	6.100%, 06/01/37	$(242,397)
	The Goldman Sachs Group, Inc., Sr. Unsec. Notes
(500,000)	6.150%, 04/01/18	(457,779)
	International Paper Co., Unsec. Sr. Notes
(150,000)	5.300%, 04/01/15	(105,740)
	Lennar Corp., Gtd. Notes, Series B
(475,000)	6.500%, 04/15/16	(344,375)
	Limited Brands, Inc., Unsec. Sr. Notes
(500,000)	5.250%, 11/01/14	(351,471)
	Northrop Grumman Systems Corp., Gtd. Notes
(250,000)	7.750%, 02/15/31	(303,393)
	Safeway, Inc., Sr. Unsec. Notes
(500,000)	7.250%, 02/01/31	(538,152)

	TXU Corp., Sr. Unsec. Global Notes, Series R
(500,000)	6.550%, 11/15/34	(138,090)
	Union Pacific Corp., Sr. Unsec. Notes
(410,000)	7.875%, 01/15/19	(453,253)
U.S. Government Agency
	United States Treasury Notes
(1,000,000)	1.500%, 12/31/13	(998,282)
(1,250,000)	1.750%, 11/15/11	(1,274,704)
(1,400,000)	2.375%, 08/31/10	(1,434,782)
(600,000)	2.750%, 02/15/19	(603,656)
(4,000,000)	3.500%, 11/15/09	(4,076,095)
(2,950,000)	3.750%, 11/15/18	(3,217,809)
(250,000)	4.375%, 02/15/38	(284,766)
(1,300,000)	4.500%, 11/15/15	(1,508,814)
(850,000)	4.500%, 05/15/38	(994,899)
	Total Securities Sold Short
	(Proceeds $17,683,861)	$(17,328,457)

(a)	Security, or portion of security, is being held as collateral for short sales.

(b)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at March 31, 2009.

(c)	Security determined to be illiquid under the procedures approved by the Fund's Board of Trustees.

(d)	Fair valued security.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

GNMA/FNMA- Government National Mortgage Association/Federal National Mortgage Association

Gtd. - Guaranteed

Jr. - Junior

Sr. - Senior

Sub. - Subordinated

Unsec. - Unsecured

Unsub. - Unsubordinated

VRDN - Variable Rate Demand Notes

Securities determined to be illiquid under procedures approved by the Fund’s Board of Trustees.

Information related to the illiquid securities is as follows:

Dates of Purchase	Security	Cost	Market Value	% of Net Assets
12/21/07	Panhandle-Plains Higher Education Authority, Inc., Student Loan Revenue Bonds, Insured Federal Student Loans, Sr. Series A-1, VRDN 1.015%, 12/01/33 (b)(d)	$1,000,000	$1,000,000	3.55%
12/14/07	Rhode Island Student Loan Authority, Student Loan Revenue Bonds, Insured Ambac Indemnity Corp., Series I, VRDN 1.103%, 12/01/37 (b)(d)	1,000,000	1,000,000	3.55%

Forward International Fixed Income Fund

Portfolio of Investments (Note 1)

March 31, 2009 (Unaudited)

Principal Amount		Currency	Value (Note 1)
FOREIGN GOVERNMENT OBLIGATIONS: 70.56%
Australia: 0.16%
	Australian Government, Bonds, Series 124
9,000	5.750%, 05/15/21	AUD	$6,918
	Australian Government, Bonds, Series 513
40,000	6.500%, 05/15/13	AUD	30,794
			37,712
Austria: 1.54%
	Republic of Austria, Notes
128,000	3.400%, 10/20/14	EUR	170,529
17,000	4.300%, 07/15/14	EUR	23,569
110,000	6.250%, 07/15/27	EUR	171,356
			365,454
Brazil: 2.07%
	Brazil Notas do Tesouro Nacional, Notes, Series F
300	10.000%, 01/01/10	BRL	132,528
500	10.000%, 01/01/12	BRL	215,910
200	10.000%, 01/01/14	BRL	82,481
150	10.000%, 01/01/17	BRL	59,278
			490,197
Canada: 0.86%
	Canadian Government, Bonds
40,000	3.750%, 06/01/12	CAD	34,061
35,000	4.000%, 09/01/10	CAD	29,017
35,000	4.000%, 06/01/16	CAD	31,043
30,000	5.000%, 06/01/14	CAD	27,585
45,000	5.000%, 06/01/37	CAD	44,801
	Canadian Government, Bonds, Series A55
30,000	8.000%, 06/01/23	CAD	36,281
			202,788
Chile: 0.70%
	Bonos del Banco Central de Chile en UF
2,114	3.000%, 04/01/13(a)(d)	CLP	76,680
2,448	5.000%, 01/01/16(a) (d)	CLP	88,540
			165,220

Colombia: 0.89%
	Republic of Colombia, Unsub. Bonds
475,000,000	12.000%, 10/22/15	COP	210,273
Denmark: 0.36%
	Denmark (Kingdom of), Bonds
120,000	4.500%, 11/15/39	DKK	23,121
320,000	5.000%, 11/15/13	DKK	62,298
			85,419
France: 4.22%
	French Government O.A.T., Bonds
31,000	4.000%, 04/25/55	EUR	40,198
100,000	4.250%, 04/25/19	EUR	139,674
	French Government Treasury Notes
500,000	2.500%, 07/04/27	EUR	675,345
100,000	4.500%, 07/12/13	EUR	143,981
			999,198
Germany: 8.37%
	Bundesobligation, Bonds, Series 147
150,000	2.500%, 10/08/10	EUR	203,293
	Bundesrepublik Deutschland, Bonds, Series 03
259,000	3.750%, 07/04/13	EUR	366,764
	Bundesrepublik Deutschland, Bonds, Series 06
674,000	3.750%, 01/04/17	EUR	954,319
	Bundesrepublik Deutschland, Bonds, Series 07
187,000	4.250%, 07/04/39	EUR	265,549
	Bundesrepublik Deutschland, Bonds, Series 97
110,000	6.500%, 07/04/27	EUR	192,694
			1,982,619
Greece: 4.18%
	Hellenic Republic, Bonds
78,000	6.500%, 10/22/19	EUR	112,075
	Hellenic Republic, Unsub. Bonds
400,000	4.500%, 05/20/14	EUR	525,597
	Hellenic Republic, Unsub. Bonds, Series 15YR
157,000	4.700%, 03/20/24	EUR	184,077
	Hellenic Republic, Unsub. Bonds, Series 30YR
158,000	4.600%, 09/20/40	EUR	167,622
			989,371
Hungary: 1.30%
	Hungary Government, Bonds, Series 15/A
65,000,000	8.000%, 02/12/15	HUF	226,262
	Hungary Government, Bonds, Series 20/A
26,000,000	7.500%, 11/12/20	HUF	81,395
			307,657

Italy: 6.20%
	Buoni Poliennali Del Tesoro, Bonds
145,000	4.250%, 08/01/13	EUR	201,760
326,000	4.250%, 08/01/14	EUR	453,698
500,000	4.500%, 08/01/10	EUR	690,405
85,000	6.000%, 05/01/31	EUR	122,000
			1,467,863
Japan: 15.25%
	Japan Government, Bonds, Series 21
42,000,000	2.300%, 12/20/35	JPY	443,162
	Japan Government, Bonds, Series 80
20,000,000	2.100%, 06/20/25	JPY	207,633
	Japan Government, Bonds, Series 236
20,000,000	1.500%, 12/20/11	JPY	207,450
	Japan Government, Bonds, Series 257
101,000,000	1.300%, 12/20/13	JPY	1,046,248
	Japan Government, Bonds, Series 258
90,000,000	1.300%, 03/20/14	JPY	931,890
	Japan Government, Bonds, Series 274
74,000,000	1.500%, 12/20/15	JPY	775,125
			3,611,508
Malaysia: 1.24%
	Malaysian Government, Bonds, Series 0207
1,100,000	3.814%, 02/15/17	MYR	293,404
Mauritius: 0.03%
	Mauritius Treasury Notes
200,000	9.750%, 11/23/09 (a)	MUR	6,081
Mexico: 2.33%
	Mexican Bonos, Bonds
15,000	9.000%, 12/22/11	MXN	112,762
	Mexican Bonos, Bonds, Series M10
37,000	8.000%, 12/17/15	MXN	266,967
	Mexican Bonos, Gtd. Bonds, Series M20
5,000	10.000%, 12/05/24	MXN	41,385
	Mexican Bonos, Bonds, Series MI10
18,000	8.000%, 12/19/13	MXN	130,932
			552,046
Norway: 0.12%
	Norway Government, Bonds
177,000	4.250%, 05/19/17	NOK	27,569

Peru: 0.38%
	Peru Bono Soberano, Bonds
100	6.900%, 08/12/37	PEN	30,421
170	8.200%, 08/12/26	PEN	59,794
			90,215
Poland: 1.84%
	Poland Government, Bonds, Series 0413
740,000	5.250%, 04/25/13	PLN	207,749
	Poland Government, Bonds, Series 1015
200,000	6.250%, 10/24/15	PLN	58,215
	Poland Government, Bonds, Series 1017
630,000	5.250%, 10/25/17	PLN	169,250
			435,214
Portugal: 3.98%
	Portugal Obrigacoes do Tesouro OT, Bonds
392,000	4.375%, 06/16/14	EUR	541,095
278,000	5.450%, 09/23/13	EUR	402,198
			943,293
South Africa: 2.26%
	Republic of South Africa, Bonds, Series R153
400,000	13.000%, 08/31/10	ZAR	45,658
	Republic of South Africa, Bonds, Series R157
2,200,000	13.500%, 09/15/15	ZAR	293,401
	Republic of South Africa, Bonds, Series R186
800,000	10.500%, 12/21/26	ZAR	98,642
	Republic of South Africa, Bonds, Series R201
400,000	8.750%, 12/21/14	ZAR	43,239
	Republic of South Africa, Bonds, Series R204
520,000	8.000%, 12/21/18	ZAR	52,784
			533,724
Spain: 4.60%
	Bonos Y Oblig Del Estado, Bonds
378,000	4.000%, 01/31/10	EUR	514,358
385,000	5.500%, 07/30/17	EUR	575,592
			1,089,950
Sweden: 0.25%
	Swedish Government, Bonds, Series 1050
475,000	3.000%, 07/12/16	SEK	59,109
Switzerland: 0.28%
	Switzerland Government, Bonds
70,000	3.000%, 05/12/19	CHF	66,553

Thailand: 1.48%
	Thailand Government, Bonds
11,000,000	5.000%, 05/26/17	THB	351,060
Turkey: 1.84%
	Turkey Government, Bonds
440,000	14.000%, 01/19/11	TRL	262,902
280,000	16.000%, 03/07/12	TRL	172,016
			434,918
United Kingdom: 3.83%
	United Kingdom, Treasury Bonds
161,000	4.250%, 12/07/55	GBP	227,706
227,000	4.750%, 03/07/20	GBP	367,531
70,000	5.000%, 09/07/14	GBP	113,928
100,000	5.000%, 03/07/18	GBP	166,370
15,000	8.000%, 06/07/21	GBP	31,445
			906,980
	Total Foreign Government Obligations
	(Cost $17,230,942)		16,705,395
CORPORATE BONDS: 17.12%
Austria: 0.43%
	FMG Finance Pty Ltd., Sr. Secured Notes
100,000	9.750%, 09/01/13 (b)	EUR	102,967
Belgium: 0.25%
	Barry Callebaut Services NV, Gtd. Notes
50,000	6.000%, 07/13/17	EUR	58,292
Canada: 0.56%
	Bombardier, Inc., Sr. Unsec. Notes
50,000	5.084%, 11/15/13 (b)(c)	EUR	44,176
100,000	7.250%, 11/15/16 (b)	EUR	88,352
			132,528
Denmark: 1.63%
	FS Funding AS, Secured Notes
100,000	8.875%, 05/15/16 (b)	EUR	77,724
	ISS Global A/S, Sr. Unsub. Euro Medium-Term Notes
50,000	4.750%, 09/18/10	EUR	58,126
	Nordic Telephone Co., Holdings, Sr. Secured Notes
100,000	7.601%, 05/01/16 (b)(c)	EUR	106,288
100,000	8.250%, 05/01/16 (b)	EUR	112,267
	PERI GmbH, Gtd. Notes
30,000	5.625%, 12/15/11 (b)	EUR	32,185
			386,590

France: 0.69%
	CMA CGM SA, Sr. Unsec. Notes
50,000	5.500%, 05/16/12 (b)	EUR	22,254
	Crown European Holdings SA, Secured Notes
25,000	6.250%, 09/01/11	EUR	32,385
	Europcar Groupe SA, Sr. Sub. Notes
50,000	8.125%, 05/15/14 (b)	EUR	14,282
	Nexans SA, Euro Medium-Term Notes
50,000	5.750%, 05/02/17	EUR	51,483
	Tereos Europe, Gtd. Notes
50,000	6.375%, 04/15/14 (b)	EUR	43,512
			163,916
Germany: 1.76%
	Cognis GmbH, Sr. Secured Notes
100,000	9.500%, 05/15/14 (b)	EUR	75,066
	Gerresheimer Holdings GmbH, Gtd. Notes
30,000	7.875%, 03/01/15 (b)	EUR	39,061
	Heckler & Koch, Inc. GmbH, Sr. Secured Notes
65,000	9.250%, 07/15/11 (b)	EUR	84,200
	Kabel Deutschland GmbH, Sr. Secured Notes
50,000	10.750%, 07/01/14	EUR	66,762
	Unity Media GmbH, Secured Notes
75,000	10.125%, 02/15/15 (b)	EUR	93,667
	Unitymedia Hessen GmbH & Co., Sr. Secured Notes
50,000	4.976%, 04/15/13 (b)(c)	EUR	58,459
			417,215
Ireland: 0.42%
	Ardagh Glass Group Plc, Sr. Unsec. PIK Bonds
11,104	10.750%, 03/01/15	EUR	4,610
	Smurfit Kappa Funding Plc, Sr. Sub. Notes
100,000	7.750%, 04/01/15	EUR	94,331
			98,941
Italy: 0.18%
	Lottomatica SpA, Jr. Sub. Bonds
50,000	8.250%, 03/31/66 (b)(c)	EUR	43,180
Japan: 0.31%
	Softbank Corp., Sr. Unsec. Notes
100,000	7.750%, 10/15/13	EUR	73,737
Luxembourg: 2.58%
	Beverage Packaging Holdings, Sr. Sub. Notes
100,000	9.500%, 06/15/17 (b)	EUR	67,094
	Cablecom Holding Inc., Sr. Unsec. Notes
50,000	8.000%, 11/01/16 (b)	EUR	51,484

	Cirsa Capital Luxembourg SA, Gtd. Notes
150,000	7.875%, 07/15/12 (b)	EUR	110,606
	Codere Finance Luxembourg SA, Gtd. Notes
100,000	8.250%, 06/15/15 (b)	EUR	50,487
	Fiat Finance & Trade, Ltd., Gtd. Euro Medium-Term Notes
50,000	5.625%, 11/15/11	EUR	54,639
	Lecta SA, Sr. Secured Notes
100,000	4.568%, 02/15/14 (b)(c)	EUR	49,158
	Lighthouse International Co., SA, Sr. Secured Bonds
100,000	8.000%, 04/30/14 (b)	EUR	51,151
	Wind Acquisition Finance SA, Secured Notes
150,000	9.750%, 12/01/15 (b)	EUR	176,373
			610,992
Netherlands: 3.42%
	Ardagh Glass Finance BV, Gtd. Notes
100,000	8.875%, 07/01/13 (b)	EUR	108,946
	Clondalkin Industries BV, Gtd. Notes
100,000	8.000%, 03/15/14 (b)	EUR	55,801
	Fresenius Finance BV, Gtd. Notes
150,000	5.500%, 01/31/16 (b)	EUR	181,354
	HeidelbergCement Finance BV, Gtd. Euro Medium-Term Notes
30,000	5.625%, 01/04/18	EUR	16,541
70,000	6.375%, 01/25/12	EUR	54,871
	Impress Holdings BV, Sr. Secured Notes
100,000	5.737%, 09/15/13 (b)(c)	EUR	102,968
	Impress Holdings BV, Sr. Sub. Bonds
50,000	9.250%, 09/15/14 (b)	EUR	44,508
	Kazkommerts International BV, Euro Medium-Term Notes
100,000	7.625%, 02/13/12	GBP	68,155
	Sensata Technologies BV, Gtd. Notes
50,000	9.000%, 05/01/16	EUR	10,297
	Suedzucker International Finance BV, Gtd. Notes
60,000	5.250%, 06/29/49 (c)	EUR	49,841
	UPC Holding BV, Sr. Secured Notes
100,000	8.625%, 01/15/14 (b)	EUR	115,589
			808,871
South Africa: 0.10%
	Foodcorp, Ltd., Gtd. Notes
30,000	8.875%, 06/15/12 (b)	EUR	23,516
Sweden: 0.14%
	Corral Finans AB, Secured PIK Bonds
51,348	4.112%, 04/15/10 (b)(c)	EUR	32,064

United Kingdom: 1.50%
	CEVA Group Plc, Gtd. Notes
50,000	8.500%, 12/01/14 (b)	EUR	12,622
50,000	10.000%, 12/01/16 (b)	EUR	8,636
	Eco-Bat Finance Plc, Gtd. Notes
20,000	10.125%, 01/31/13 (b)	EUR	24,579
	FCE Bank Plc, Sr. Unsec. Euro Medium-Term Notes
55,000	2.538%, 09/30/09 (c)	EUR	68,323
	Ineos Group Holdings Plc, Gtd. Notes
50,000	7.875%, 02/15/16 (b)	EUR	5,647
	National Westminster Bank Plc, Jr. Sub Euro Medium-Term Notes
95,000	6.625%, 10/29/49 (c)	EUR	62,641
	Northern Rock Plc, Sub. Euro Medium-Term Notes
70,000	5.625%, 01/13/15 (c)	GBP	42,687
	Virgin Media Finance Plc, Gtd. Notes
100,000	9.750%, 04/15/14	GBP	129,136
			354,271
United States: 3.15%
	AGCO Corp., Sr. Sub. Notes
50,000	6.875%, 04/15/14	EUR	50,155
	Chesapeake Energy Corp., Gtd. Notes
150,000	6.250%, 01/15/17	EUR	148,472
	Fiat Finance North America, Inc., Gtd. Euro Medium-Term Notes
50,000	5.625%, 06/12/17	EUR	38,363
	Fresenius US Finance II, Inc., Senior Notes
50,000	8.750%, 07/15/15 (b)	EUR	68,921
	GMAC Llc, Sr. Unsec. Notes
50,000	4.750%, 09/14/09	EUR	57,462
	HCA, Inc., Sr. Unsec. Notes
25,000	8.750%, 11/01/10	GBP	33,719
	Hertz Corp., Gtd. Notes
50,000	7.875%, 01/01/14	EUR	30,558
	Huntsman International Llc, Gtd. Notes
50,000	6.875%, 11/15/13 (b)	EUR	22,254
	Kronos International, Inc., Sr. Secured Bonds
70,000	6.500%, 04/15/13	EUR	21,856
	Nalco Co., Gtd. Notes
25,000	9.000%, 11/15/13	EUR	29,561
	Nielsen Finance Co., Llc, Gtd. Notes
100,000	9.000%, 08/01/14	EUR	95,659
	Owens Brockway Glass Container, Inc., Gtd. Notes
50,000	6.750%, 12/01/14	EUR	61,116
	Rockwood Specialties Group, Inc., Gtd. Notes
50,000	7.625%, 11/15/14	EUR	51,816
	Travelport Llc, Gtd. Notes
50,000	10.875%, 09/01/16	EUR	16,275
	TRW Automotive, Inc., Gtd. Notes
50,000	6.375%, 03/15/14 (b)	EUR	20,261

			746,448
	Total Corporate Bonds
	(Cost $5,506,658)		4,053,528
CREDIT LINKED NOTES : 1.15%
Indonesia: 1.15%
	Indonesia Government, Bonds, Series FR45
235,294	8.860%, 05/15/37 (a)(c)	USD	137,451
	Indonesia Government, Bonds, Series FR47
221,911	10.000%, 02/17/28 (a)	USD	134,964
			272,415
	Total Credit Linked Notes
	(Cost $380,018)		272,415
SHORT-TERM BANK DEBT INSTRUMENTS: 9.78%
	Brown Brothers Harriman & Co. - Grand Cayman
63,000	0.100%, due 04/01/09	SGD	41,421
7,000	0.100%, due 04/01/09	CHF	6,150
6,000	0.100%, due 04/01/09	CAD	4,759
5,000	0.100%, due 04/01/09	ZAR	528
	Citibank - New York
657,000	0.100%, due 04/01/09	EUR	872,892
58,454	0.100%, due 04/01/09	JPY	590,534
393,000	0.100%, due 04/01/09	GBP	563,894
234,000	0.100%, due 04/01/09	USD	234,000
	Total Short-Term Bank Debt Instruments
	(Cost $2,330,303)		2,314,178
	Total Investments: 98.61%
	(Cost $25,447,921)		23,345,516
	Net Other Assets and Liabilities: 1.39%		330,247
	Net Assets: 100.00%		$23,675,763

(a)	Fair valued security.

(b)

Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts form registration securities offered and sold outside of the United States. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustee’s. At period end, the aggregate market value of those securities was $2,421,659, representing 10.23% of net assets.

(c)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at March 31, 2009.

(d)	Denotes an inflation-indexed security: principal and coupon indexed to the consumer price index.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

Gtd. - Guaranteed

Jr. - Junior

PIK – Payment in-kind

Sr. - Senior

Sub. - Subordinated

Unsec. - Unsecured

Unsub. - Unsubordinated

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HUF - Hungarian Forint

JPY - Japanese Yen

MYR - Malaysian Ringgit

MXN - Mexican Peso

MUR - Mauritian Rupee

NOK - Norwegian Krone

PEN - Peruvian New Sol

PLN - Polish Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TRL - Turkish Lira

USD - U.S. Dollar

ZAR - South African Rand

Forward International Fixed Income Fund

FORWARD FOREIGN CURRENCY CONTRACTS

At March 31, 2009, the Fund had outstanding foreign currency exchanged contracts, both to purchase and sell foreign currencies:

Open Forward Foreign Currency Contracts with Unrealized Gains	Purchase/ Sale Contract	Contracts to Deliver/Receive	Expiration Date	Settlement Value	Current Value	Unrealized Gain
Brazilian Real	Sale	96,965	05/05/09	$42,293	$41,436	$857
Brazilian Real	Purchase	93,800	04/02/09	39,980	40,417	437
Euro	Purchase	40,000	05/18/09	50,320	53,146	2,826
Hungarian Forint	Purchase	30,200,000	05/18/09	122,302	128,837	6,535
Hungarian Forint	Purchase	6,600,000	05/18/09	26,678	28,156	1,478
Indonesian Rupiah	Purchase	1,190,000,000	04/17/09	100,750	102,508	1,758
Indonesian Rupiah	Purchase	53,500,000	04/17/09	4,435	4,609	174
Malaysian Ringgit	Purchase	514,000	04/06/09	138,209	140,963	2,754
Malaysian Ringgit	Purchase	80,000	04/06/09	21,882	21,940	58
Mexican Peso	Purchase	1,000,000	05/18/09	69,678	69,970	292
Russian Ruble	Purchase	1,200,000	04/06/09	33,049	35,322	2,273
Peruvian New Sol	Purchase	90,000	04/21/09	28,227	28,447	220
Polish Zloty	Purchase	465,775	06/22/09	133,052	133,484	432
South African Rand	Purchase	170,000	05/18/09	17,733	17,754	21
Thai Bhat	Purchase	2,600,000	04/10/09	71,784	73,250	1,466
Thai Bhat	Purchase	1,600,000	04/10/09	45,016	45,077	61
Turkish Lira	Purchase	34,000	05/18/09	19,731	20,196	465
Total Open Forward Foreign Currency Contracts with Unrealized Gains						$22,107

Open Forward Foreign Currency Contracts with Unrealized Losses	Purchase/ Sale Contract	Contracts to Deliver/Receive	Expiration Date	Settlement Value	Current Value	Unrealized Loss
Brazilian Real	Purchase	96,965	04/02/09	$42,614	$41,780	$(834)
Brazilian Real	Sale	70,000	04/02/09	29,223	30,162	(939)
Brazilian Real	Sale	120,765	04/02/09	50,825	52,035	(1,210)
Chilean Peso	Sale	22,000,000	06/10/09	36,204	37,618	(1,414)
Colombian Peso	Purchase	23,171,950	05/11/09	9,317	9,062	(255)
Euro	Sale	54,175	05/18/09	68,397	71,979	(3,582)
Hungarian Forint	Sale	8,294,190	05/18/09	35,238	35,384	(146)
Hungarian Forint	Purchase	5,200,000	06/22/09	22,864	22,017	(847)
Indonesian Rupiah	Sale	300,000,000	04/17/09	25,522	25,842	(320)
Mexican Peso	Sale	1,000,000	05/18/09	68,803	69,970	(1,167)
Mexican Peso	Sale	1,176,140	05/18/09	78,992	82,295	(3,303)
Polish Zloty	Sale	193,100	06/22/09	54,642	55,341	(699)
South African Rand	Sale	938,500	06/22/09	92,613	97,406	(4,793)
Total Open Forward Foreign Currency Contracts with Unrealized Losses						$(19,509)

Forward International Fixed Income Fund

FUTURES CONTRACTS

At March 31, 2009, the Fund had outstanding futures contracts:

Description	Position	Contracts	Expiration Date	Currency	Value	Unrealized Gain/ (Loss)
Euro-BOBL	Long	7	06/08/09	EUR	$1,084,081	$206
Euro-Bond	Long	2	06/08/09	EUR	330,636	4,158
Euro-Shatz	Long	12	06/08/09	EUR	1,726,573	1,156
Euro-Shatz	Short	12	06/08/09	EUR	(1,726,573)	(286)
Long Gilt	Long	1	06/26/09	GBP	176,787	5,840
10-Year U.S. Treasury Note	Long	2	06/19/09	USD	248,156	5,469
					$1,839,660	$16,543

Forward Real Estate Fund

Portfolio of Investments (Note 1)

March 31, 2009 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 70.76%
Diversified: 1.79%
17,000	Washington Real Estate Investment Trust	$294,100
Health Care: 6.07%
21,100	Alexandria Real Estate Equities, Inc.	768,040
10,000	Ventas, Inc.	226,100
		994,140
Hotels: 3.95%
53,900	Hospitality Properties Trust	646,800
Industrials: 10.65%
41,000	AMB Property Corp.	590,400
33,000	EastGroup Properties, Inc.	926,310
35,000	ProLogis	227,500
		1,744,210
Office: 7.57%
16,500	Boston Properties, Inc.	577,995
500	Corporate Office Properties Trust	12,415
14,400	Digital Realty Trust, Inc.	477,792
10,000	Kilroy Realty Corp.	171,900
		1,240,102
Residential: 10.40%
54,900	American Campus Communities, Inc.	953,064
10,316	AvalonBay Communities, Inc.	485,471
76,000	Education Realty Trust, Inc.	265,240
		1,703,775
Retail: 21.43%
90,000	Cedar Shopping Centers, Inc.	156,600
3,900	Federal Realty Investment Trust	179,400
40,000	Kimco Realty Corp.	304,800
69,200	Kite Realty Group Trust	169,540
21,250	Regency Centers Corp.	564,613
33,268	Simon Property Group, Inc.	1,152,403
19,316	Vornado Realty Trust	642,063
36,000	Weingarten Realty Investors, Inc.	342,720
		3,512,139
Self Storage: 5.43%
16,100	Public Storage, Inc.	889,525
Specialized: 3.47%
14,000	Entertainment Properties Trust	220,640
15,000	Potlatch Corp.	347,850
		568,490
	Total Common Stocks (Cost $18,583,910)	11,593,281

Principal Amount
CORPORATE BONDS: 2.97%
Retail: 2.97%
$500,000	Simon Property Group LP, Sr. Unsec. Notes
	10.350%, 4/1/2019	486,884
	Total Corporate Bonds (Cost $490,003)	486,884
Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 26.05%
$4,268,270	Citibank - New York
	0.100%, due 04/01/09	4,268,270
	Total Short-Term Bank Debt Instruments (Cost $4,268,270)	4,268,270
	Total Investments: 99.78% (Cost $23,342,183)	16,348,435
	Net Other Assets and Liabilities: 0.22%	36,282
	Net Assets: 100.00%	$16,384,717

Percentages are stated as a percent of net assets.

Investment Abbreviations:

Sr. – Senior

Unsec. – Unsecured

Forward Small Cap Equity Fund

Portfolio of Investments (Note 1)

March 31, 2009 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 97.36%
Auto & Transportation: 3.59%
135,600	Bristow Group, Inc. (a)	$2,905,908
112,000	Landstar System, Inc.	3,748,640
64,300	Old Dominion Freight Line, Inc. (a)	1,510,407
80,300	Tidewater, Inc.	2,981,539
		11,146,494
Consumer Discretionary: 25.64%(b)
124,500	Abercrombie & Fitch Co.	2,963,100
75,300	Advance Auto Parts, Inc.	3,093,324
153,300	American Eagle Outfitters, Inc.	1,876,392
99,900	The Buckle, Inc.	3,189,807
147,900	Career Education Corp. (a)	3,543,684
76,500	Carter's, Inc. (a)	1,438,965
65,900	Chipotle Mexican Grill, Inc., Class A (a)	4,374,442
102,800	Copart, Inc. (a)	3,049,048
82,900	Corinthian Colleges, Inc. (a)	1,612,405
372,600	Corrections Corp. of America (a)	4,773,006
32,500	DeVry, Inc.	1,565,850
120,700	Dick's Sporting Goods, Inc. (a)	1,722,389
127,400	Family Dollar Stores, Inc.	4,251,338
45,600	The GEO Group, Inc. (a)	604,200
156,951	Healthcare Services Group, Inc.	2,349,556
89,400	Hewitt Associates, Inc., Class A (a)	2,660,544
155,900	Hibbett Sports, Inc. (a)	2,996,398
147,200	Jack in the Box, Inc. (a)	3,428,288
29,200	Jos. A. Bank Clothiers, Inc. (a)	812,052
208,800	LKQ Corp. (a)	2,979,576
86,900	P.F. Chang's China Bistro, Inc. (a)	1,988,272
59,500	Panera Bread Co., Class A (a)	3,326,050
113,000	PetSmart, Inc.	2,368,480
37,500	Priceline.com, Inc. (a)	2,954,250
133,400	Tetra Tech, Inc. (a)	2,718,692
161,800	Texas Roadhouse, Inc., Class A (a)	1,541,954
42,600	Tractor Supply Co. (a)	1,536,156
151,100	Urban Outfitters, Inc. (a)	2,473,507
112,700	VistaPrint, Ltd. (a)	3,098,123
158,200	Williams-Sonoma, Inc.	1,594,656
127,400	WMS Industries, Inc. (a)	2,663,934
		79,548,438
Consumer Staples: 4.32%
65,500	Flowers Foods, Inc.	1,537,940
87,600	Hansen Natural Corp. (a)	3,153,600
79,600	Lance, Inc.	1,657,272
72,300	Peet's Coffee & Tea, Inc. (a)	1,563,126
136,000	United Natural Foods, Inc. (a)	2,579,920
174,000	Whole Foods Market, Inc. (a)	2,923,200
		13,415,058
Energy: 4.91%
85,100	Bill Barrett Corp. (a)	1,892,624
87,200	Cabot Oil & Gas Corp.	2,055,304

51

66,000	Comstock Resources, Inc. (a)	1,966,800
98,600	Concho Resources, Inc. (a)	2,523,174
149,400	EXCO Resources, Inc. (a)	1,494,000
131,400	Helmerich & Payne, Inc.	2,991,978
101,000	Newfield Exploration Co. (a)	2,292,700
		15,216,580
Financial Services: 19.16%
105,500	Advent Software, Inc. (a)	3,514,205
44,800	Affiliated Managers Group, Inc. (a)	1,868,608
129,800	Broadridge Financial Solutions, Inc.	2,415,578
125,700	Corporate Office Properties Trust	3,121,131
111,100	Digital Realty Trust, Inc.	3,686,298
149,800	Eaton Vance Corp.	3,422,930
42,000	Essex Property Trust, Inc.	2,408,280
82,500	FactSet Research Systems, Inc.	4,124,175
126,900	Federated Investors, Inc., Class B	2,824,794
52,100	Financial Federal Corp.	1,103,478
149,300	Investment Technology Group, Inc. (a)	3,810,136
97,200	KBW, Inc. (a)	1,978,020
102,000	Morningstar, Inc. (a)	3,483,300
126,500	MSCI, Inc., Class A (a)	2,139,115
122,400	Prosperity Bancshares, Inc.	3,347,640
122,800	Signature Bank (a)	3,466,644
49,300	Stifel Financial Corp. (a)	2,135,183
100,500	Tanger Factory Outlet Centers, Inc.	3,101,430
122,400	TCF Financial Corp.	1,439,424
58,000	UMB Financial Corp.	2,464,420
198,000	Waddell & Reed Financial, Inc., Class A	3,577,860
		59,432,649
Health Care: 11.15%
141,500	Amedisys, Inc. (a)	3,889,835
123,600	AMERIGROUP Corp. (a)	3,403,944
38,800	Gen-Probe, Inc. (a)	1,768,504
51,500	Haemonetics Corp. (a)	2,836,620
86,800	HMS Holdings Corp. (a)	2,855,720
93,700	ICU Medical, Inc. (a)	3,009,644
135,800	Inverness Medical Innovations, Inc. (a)	3,616,354
45,600	Magellan Health Services, Inc. (a)	1,661,664
64,200	Masimo Corp. (a)	1,860,516
81,100	Molina Healthcare, Inc. (a)	1,542,522
111,000	Omnicare, Inc.	2,718,390
140,700	Psychiatric Solutions, Inc. (a)	2,213,211
142,700	VCA Antech, Inc. (a)	3,217,885
		34,594,809
Materials & Processing: 7.54%
190,700	Aecom Technology Corp. (a)	4,973,456
46,700	Ameron International Corp.	2,459,222
35,700	Granite Construction, Inc.	1,338,036
209,000	McDermott International, Inc. (a)	2,798,510
76,900	Sensient Technologies Corp.	1,807,150
51,700	Terra Industries, Inc.	1,452,253
116,400	URS Corp. (a)	4,703,724
41,200	Valmont Industries, Inc.	2,068,652
89,500	The Valspar Corp.	1,787,315
		23,388,318
Producer Durables: 4.50%
93,500	American Ecology Corp.	1,303,390
56,700	AMETEK, Inc.	1,773,009

54,000	Flowserve Corp.	3,030,480
58,900	Gardner Denver, Inc. (a)	1,280,486
60,200	Itron, Inc. (a)	2,850,470
105,500	Powell Industries, Inc. (a)	3,725,205
		13,963,040
Technology: 14.04%
164,100	Akamai Technologies, Inc. (a)	3,183,540
69,800	ANSYS, Inc. (a)	1,751,980
177,100	Ariba, Inc. (a)	1,546,083
353,700	Cypress Semiconductor Corp. (a)	2,394,549
52,400	Digital River, Inc. (a)	1,562,568
34,800	F5 Networks, Inc. (a)	729,060
134,900	FLIR Systems, Inc. (a)	2,762,752
150,600	GeoEye, Inc. (a)	2,974,350
235,000	Intersil Corp., Class A	2,702,500
192,500	Macrovision Solutions Corp. (a)	3,424,575
171,600	MICROS Systems, Inc. (a)	3,217,500
244,800	Omniture, Inc. (a)	3,228,912
195,100	Polycom, Inc. (a)	3,002,589
124,800	Salesforce.com, Inc. (a)	4,084,704
74,400	Silicon Laboratories, Inc. (a)	1,964,160
153,300	SXC Health Solutions Corp. (a)	3,302,082
112,800	Trimble Navigation, Ltd. (a)	1,723,584
		43,555,488
Utilities: 2.51%
82,900	Aqua America, Inc.	1,658,000
67,200	Atmos Energy Corp.	1,553,664
185,800	Neutral Tandem, Inc. (a)	4,572,538
		7,784,202
	Total Common Stocks (Cost $281,051,781)	302,045,076
Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 2.87%
$8,905,743	Citibank - New York 0.100%, due 04/01/09	8,905,743
	Total Short-Term Bank Debt Instruments (Cost $8,905,743)	8,905,743
	Total Investments: 100.23% (Cost $289,957,524)	310,950,819
	Net Other Assets and Liabilities: (0.23)%	(698,216)
	Net Assets: 100.00%	$310,252,603

(a)	Non-income producing security.

(b)	When sector categorization is broken down by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.

Percentages are stated as a percent of net assets.

Forward Mini-Cap Fund

Portfolio of Investments (Note 1)

March 31, 2009 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 95.22%
Auto & Transportation: 1.89%
15,000	Bristow Group, Inc. (a)	$321,450
4,600	Old Dominion Freight Line, Inc. (a)	108,054
		429,504
Consumer Discretionary: 24.49%
25,100	BJ's Restaurants, Inc. (a)	349,141
7,300	The Buckle, Inc.	233,089
9,900	Buffalo Wild Wings, Inc. (a)	362,142
17,800	California Pizza Kitchen, Inc. (a)	232,824
3,800	Chipotle Mexican Grill, Inc., Class A (a)	252,244
28,600	Cornell Cos., Inc. (a)	468,182
10,300	The Corporate Executive Board Co.	149,350
20,000	The Dress Barn, Inc. (a)	245,800
20,900	FGX International Holdings, Ltd. (a)	242,858
37,600	The Finish Line, Inc., Class A	248,912
3,900	The GEO Group, Inc. (a)	51,675
20,462	Healthcare Services Group, Inc.	306,316
10,300	Hibbett Sports, Inc. (a)	197,966
35,500	Hot Topic, Inc. (a)	397,245
2,000	Jos. A. Bank Clothiers, Inc. (a)	55,620
26,200	Lincoln Educational Services Corp. (a)	479,984
13,500	Monro Muffler Brake, Inc.	368,955
9,900	P.F. Chang’s China Bistro, Inc. (a)	226,512
20,100	PriceSmart, Inc.	362,001
11,900	Texas Roadhouse, Inc., Class A (a)	113,407
22,500	Williams-Sonoma, Inc.	226,800
		5,571,023
Consumer Staples: 7.08%
9,700	Diamond Foods, Inc.	270,921
6,600	J & J Snack Foods Corp.	228,294
5,900	Lance, Inc.	122,838
27,100	National Beverage Corp. (a)	248,507
10,200	Peet’s Coffee & Tea, Inc. (a)	220,524
54,500	Smart Balance, Inc. (a)	329,180
10,000	United Natural Foods, Inc. (a)	189,700
		1,609,964
Energy: 4.37%
13,800	Atwood Oceanics, Inc. (a)	228,942
11,200	Bill Barrett Corp. (a)	249,088
4,900	Comstock Resources, Inc. (a)	146,020
19,500	NATCO Group, Inc., Class A (a)	369,135
		993,185
Financial Services: 11.19%
9,100	Advent Software, Inc. (a)	303,121
6,300	Financial Federal Corp.	133,434
14,700	Glacier Bancorp, Inc.	230,937
11,300	Investment Technology Group, Inc. (a)	288,376
7,100	KBW, Inc. (a)	144,485
12,000	LTC Properties, Inc.	210,480

16,400	OMEGA Healthcare Investors, Inc.	230,912
13,600	Piper Jaffray Cos., Inc. (a)	350,744
9,100	Signature Bank (a)	256,893
3,700	Stifel Financial Corp. (a)	160,247
7,600	Tanger Factory Outlet Centers, Inc.	234,536
		2,544,165
Health Care: 14.78%
25,200	Abaxis, Inc. (a)	434,448
10,300	Amedisys, Inc. (a)	283,147
10,400	CardioNet, Inc. (a)	291,824
15,100	Exactech, Inc. (a)	173,499
6,400	HMS Holdings Corp. (a)	210,560
13,300	ICU Medical, Inc. (a)	427,196
18,100	Martek Biosciences Corp.	330,325
11,100	Molina Healthcare, Inc. (a)	211,122
22,100	Somanetics Corp. (a)	335,478
11,500	SonoSite, Inc. (a)	205,620
21,500	VNUS Medical Technologies, Inc. (a)	457,305
		3,360,524
Materials & Processing: 3.85%
3,400	Ameron International Corp.	179,044
7,700	Kaydon Corp.	210,441
37,100	Orion Marine Group, Inc. (a)	486,010
		875,495
Producer Durables: 6.12%
10,200	American Ecology Corp.	142,188
13,700	Cubic Corp.	347,021
14,300	Lincoln Electric Holdings, Inc.	453,167
12,700	Powell Industries, Inc. (a)	448,437
		1,390,813
Technology: 18.92%
61,700	Ariba, Inc. (a)	538,641
26,500	Blue Coat Systems, Inc. (a)	318,265
20,300	Cogent, Inc. (a)	241,570
45,600	Cypress Semiconductor Corp. (a)	308,712
3,800	Digital River, Inc. (a)	113,316
15,900	EPIQ Systems, Inc. (a)	286,677
12,400	GeoEye, Inc. (a)	244,900
17,900	Omniture, Inc. (a)	236,101
24,700	Pegasystems, Inc.	458,679
23,400	Semtech Corp. (a)	312,390
5,600	Silicon Laboratories, Inc. (a)	147,840
26,300	Starent Networks Corp. (a)	415,803
10,800	SXC Health Solutions Corp. (a)	232,632
18,400	Synchronoss Technologies, Inc. (a)	225,584
18,600	Websense, Inc. (a)	223,200
		4,304,310
Utilities: 2.53%
23,400	Neutral Tandem, Inc. (a)	575,874
	Total Common Stocks
	(Cost $19,322,936)	21,654,857
Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 3.47%
$790,384	Citibank - New York
	0.100%, due 04/01/09	790,384

Total Short-Term Bank Debt Instruments
(Cost $790,384)	790,384
Total Investments: 98.69%
(Cost $20,113,320)	22,445,241
Net Other Assets and Liabilities: 1.31%	296,953
Net Assets: 100.00%	$22,742,194

(a)	Non-income producing security.

Percentages are stated as a percent of net assets.

Forward Funds

Notes to Schedule of Portfolio Investments (Unaudited)

March 31, 2009

1. Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by each Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio Valuation: Portfolio securities or contracts that are listed or traded on a national securities exchange, contract market or over-the-counter market and that are freely transferable are valued at the last reported sale price or a market’s official closing price on the valuation day, or, if there have been no sales that day, at the average of the last reported bid and ask price on the valuation day for long positions or ask prices for short positions. If no bid or ask prices are quoted before closing, such securities or contracts are valued at either the last available sale price or at fair value.

Debt securities (including convertible debt) that have more than 60 days remaining until maturity or that are credit impaired for which market data is readily available are valued on the basis of the average of the latest bid and ask price. Debt securities that mature in less than 60 days and that are not credit impaired are valued at amortized cost if their original maturity was 60 days or less, or by amortizing the value as of the 61st day prior to maturity if the original term to maturity exceeds 60 days (unless the Board of Trustees determines that this method does not represent fair value). For most debt securities, the Funds receive pricing information from independent pricing vendors (approved by the Board of Trustees) which also use information provided by market makers or estimates of value obtained from yield data relating to securities with similar characteristics. As appropriate, quotations for high yield bonds may also take additional factors into consideration such as the activity of the underlying equity or sector movements. In the event valuation information is not available from third party pricing vendors for a security held by a Fund, such security may be valued by quotations obtained from dealers that make markets in such securities or otherwise determined based on the fair value of such securities. Because long-term bonds and lower-rated bonds tend to be less liquid, their values may be determined based on fair value more frequently than portfolio holdings that are more frequently traded or that have relatively higher credit ratings.

Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter market and that are freely transferable are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the option is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter futures, options on futures and swap contracts for which market quotations are readily available are valued based on quotes received from third party pricing services or one or more dealers that make markets in such securities.

Options on securities and options on indices are valued using the last quoted sale price as of the close of the securities or commodities exchange on which they are traded. Certain investments including options may trade in the over-the-counter market and generally are valued based on quotes received from a third party pricing service or one or more dealers that make markets in such securities, or at fair value.

Portfolio securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees.

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

All other securities and other assets are carried at their fair value as determined in good faith using methodologies approved by the Board of Trustees. The valuation methodologies include, but are not limited to, the analysis of the effect of any restrictions on the sale of the security, product development and trends of the security’s issuer, changes in the industry and other competing companies, significant changes in the issuer’s financial position and any other event that could have a significant impact on the value of the security.

Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund is informed of such dividends in the exercise of reasonable diligence.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time. As available and as provided by an appropriate pricing service, translation of foreign security and currency market values may also occur with the use of foreign exchange rates obtained at approximately 11:00 a.m. Eastern Time, which approximates the close of the London Exchange. The portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

Option Writing/Purchasing: The Funds, excluding the Forward Growth Fund, may write or purchase options contracts. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values. The Funds held no purchased or written options.

Short Sales: The Funds, excluding the Forward Growth Fund, may sell securities short. Short sales are transactions in which a Fund sells a security that it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, a Fund must borrow the security to deliver to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund bears the risk of a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. There can be no assurance that securities necessary to cover a short position will be available for purchase. All short sales must be fully collateralized. The Fund maintains collateral consisting of cash, U.S. Government securities or other liquid assets in an amount at least equal to the market value of their respective short positions. The Fund is liable for any dividends payable on securities while those securities are in a short position. At March 31, 2009, the Forward Long/Short Credit Analysis Fund held securities sold short with a market value of $17,328,457. The other Funds held no securities sold short.

Futures: The Funds, excluding the Forward Growth Fund and the Forward Banking and Finance Fund, may invest in futures contracts in accordance with their investment objectives. A Fund may do so for a variety of reasons including for cash management and hedging or non-hedging purposes. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, physical delivery of these securities is not always made. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each day a Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. At March 31, 2009, the Forward International Fixed Income Fund had futures contracts outstanding with an unrealized gain of $16,543. At March 31, 2009 the other Funds held no futures contracts.

Cash Management Transactions: The Funds may subscribe to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”). The BBH CMS is an investment product that automatically sweeps the Funds’ cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved, world-class commercial bank. This fully automated program allows the Funds to earn interest on cash balances while remaining diversified. Excess cash invested with deposit institutions domiciled outside of the United States, as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The Funds bear the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS are accounted for on a cost basis.

Lending of Portfolio Securities: Each Fund from time to time may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. The loans are secured by collateral in the form of cash that is equal to at least 102% of the fair value of the securities loaned plus accrued interest, if any. Upon lending its securities to third parties, a Fund receives compensation in the form of income on the investment of the cash collateral. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand, and loans are subject to termination by the lending Fund or the borrower at any time. While the lending Fund does not have the right to vote securities on loan, it intends, to the extent practicable, to terminate the loan and regain the right to vote if the matter to be voted upon is considered significant with respect to the investment. Additionally, the Fund does not have the right to sell or repledge collateral received in the form of securities unless the borrower goes into default. The risks to a Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The Fund receives cash collateral which is invested in the Brown Brothers Investment Trust Securities Lending Investment Fund. This collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the lending Fund. The Fund bears the risk of any income or gains and losses from investing and reinvesting cash pledged as collateral. During the time portfolio securities are on loan, the borrower pays the lending Fund the economic equivalent of any dividends or interest paid on such securities. In the event the borrower defaults on its obligation to the lending Fund, the lending Fund could experience delays in recovering its securities and possible capital losses. At March 31, 2009, there were no Funds with securities on loan.

Foreign Securities: Each Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Real Estate Investment Trusts (“REITs”): The Forward Real Estate Fund invests a substantial portion of its assets in REITs and is subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986 or its failure to maintain exemption from registration under the 1940 Act.

Portfolio of Investments: The investment categories used in this report may differ from the industry classification categories used for determining compliance with industry concentration restrictions and requirements applicable to each of the Funds.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund's investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Quoted prices in active markets for identical investments

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2009.

VALUATION INPUTS	INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS(a)
Forward Emerging Markets Fund
Level 1-Quoted Prices	$74,203,172	—
Level 2-Other Significant Observable Inputs	1,422,852	—
Level 3-Significant Unobservable Inputs	—	—

Total	$75,626,024	—

Forward International Equity Fund
Level 1-Quoted Prices	$20,500,429	—
Level 2-Other Significant Observable Inputs	—	—
Level 3-Significant Unobservable Inputs	—	—

Total	$20,500,429	—

Forward International Small Companies Fund
Level 1-Quoted Prices	$393,684,563	—
Level 2-Other Significant Observable Inputs	—	—
Level 3-Significant Unobservable Inputs	—	—

Total	$393,684,563	—

Forward Large Cap Equity Fund
Level 1-Quoted Prices	$12,463,193	—
Level 2-Other Significant Observable Inputs	—	—
Level 3-Significant Unobservable Inputs	—	—

Total	$12,463,193	—

Forward Banking and Finance Fund
Level 1-Quoted Prices	$55,270,824	—
Level 2-Other Significant Observable Inputs	13,397	—
Level 3-Significant Unobservable Inputs	—	—

Total	$55,284,221	—

Forward Growth Fund
Level 1-Quoted Prices	$86,102,094	—
Level 2-Other Significant Observable Inputs	—	—
Level 3-Significant Unobservable Inputs	—	—

Total	$86,102,094	—

Forward Legato Fund
Level 1-Quoted Prices	$6,131,986	—
Level 2-Other Significant Observable Inputs	—	—
Level 3-Significant Unobservable Inputs	—	—

Total	$6,131,986	—

Forward Long/Short Credit Analysis Fund
Level 1-Quoted Prices	$1,868,336	—
Level 2-Other Significant Observable Inputs	45,273,118	$(17,328,457)
Level 3-Significant Unobservable Inputs	2,000,000	—

Total	$49,141,454	$(17,328,457)

Forward International Fixed Income Fund
Level 1-Quoted Prices	$2,314,178	$16,543
Level 2-Other Significant Observable Inputs	21,031,338	2,598
Level 3-Significant Unobservable Inputs	—	—

Total	$23,345,516	$19,141

Forward Real Estate Fund
Level 1-Quoted Prices	$15,861,551	—
Level 2-Other Significant Observable Inputs	486,884	—
Level 3-Significant Unobservable Inputs	—	—

Total	$16,348,435	—

Forward Mini-Cap Fund
Level 1-Quoted Prices	$22,445,241	—
Level 2-Other Significant Observable Inputs	—	—
Level 3-Significant Unobservable Inputs	—	—

Total	$22,445,241	—

Forward Small Cap Equity Fund
Level 1-Quoted Prices	$310,950,819	—
Level 2-Other Significant Observable Inputs	—	—
Level 3-Significant Unobservable Inputs	—	—

Total	$310,950,819	—

(a)	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as written options, short sales, currency contracts, futures, forward contracts and swap contracts.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS(a)
Forward International Equity Fund
Balance at 12/31/08	$1,276,072	—
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	—	—
Net purchases/(sales)	—	—
Transfers in and/(out of) Level 3	(1,276,072)	—

Balance as of 03/31/09	$0	—

Forward Long/Short Credit Analysis Fund
Balance at 12/31/08	$2,000,000	$(25,333)
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	—	—
Net purchases/(sales)	—	—
Transfers in and/(out of) Level 3	—	(25,333)

Balance as of 03/31/09	$2,000,000	$0

(a)	There was no realized gain/ (loss) earned during the three months ended March 31, 2009 for other financial instruments for the Forward Long/Short Credit Analysis Fund.

For the three months ended March 31, 2009, the other Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

2. Tax Basis Information

Tax Basis of Investments At March 31, 2009, the aggregate cost of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation/ (depreciation) for Federal tax purposes was as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION / (DEPRECIATION)
Forward Emerging Markets	$90,152,731	$0	$(14,526,707)	$(14,526,707)
Forward International Equity	26,909,964	0	(6,409,535)	(6,409,535)
Forward International Small Companies	563,220,201	0	(169,535,638)	(169,535,638)
Forward Large Cap Equity	14,831,127	534,555	(2,902,489)	(2,367,934)
Forward Banking and Finance	66,214,378	4,009,700	(14,939,857)	(10,930,157)
Forward Growth	96,707,716	7,061,140	(17,666,762)	(10,605,622)
Forward Legato	7,616,704	290,293	(1,775,011)	(1,484,718)
Forward Long/Short Credit Analysis	51,872,171	80,552	(2,811,269)	(2,730,717)
Forward International Fixed Income	25,496,413	1,004,962	(3,155,859)	(2,150,897)
Forward Real Estate	22,564,226	1,365,445	(7,581,236)	(6,215,791)
Forward Mini-Cap	20,644,841	2,251,472	(451,072)	1,800,400
Forward Small Cap Equity	303,330,508	16,166,414	(8,546,103)	7,620,311

Post October Loss: Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2008, the Funds elected to defer capital losses and currency losses occurring between November 1, 2008 and December 31, 2008 as follows:

FUND	CAPITAL LOSS	F/X LOSS
Forward Emerging Markets	$(12,165,532)	$(30,626)
Forward International Equity	(15,603,669)	—
Forward International Small Companies	(100,087,886)	(67,264)
Forward Large Cap Equity	(1,770,970)	—
Forward Growth	(7,671,931)	—
Forward Legato	(117,284)	—
Forward Long/Short Credit Analysis	(61,732)	—
Forward International Fixed Income	(46,950)	(152,218)
Forward Mini-Cap	(7,479,008)	—
Forward Small Cap Equity	(67,868,898)	—

Capital Loss Carryforwards: At December 31, 2008 the following Funds had available for Federal income tax purposes unused capital losses as follows:

FUND	EXPIRING IN 2009		2015	2016
Forward Emerging Markets	$(2,015,691	) (a)	— (a)	$(28,419,454)
Forward International Equity	—		—	(11,897,887)
Forward International Small Companies	—		—	(102,744,499)
Forward Large Cap Equity	—		$(46,757)	(896,852)
Forward Banking and Finance	—		—	(2,636,655)
Forward Growth	—		—	(12,382,608)
Forward Long/Short Credit Analysis	—		(1,322,823)	(2,456,907)
Forward International Fixed Income	—		—	(291,414)
Forward Real Estate	—		—	(443,801)
Forward Mini-Cap	—		—	(15,506,382)
Forward Small Cap Equity	—		—	(88,793,562)

(a)	Subject to limitations under §382.

Item 2 – Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Forward Funds

By:	/s/ J. Alan Reid, Jr.
J. Alan Reid, Jr., President & Trustee

Date: May 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. Alan Reid, Jr.
J. Alan Reid, Jr., President & Trustee

Date: May 26, 2009

By:	/s/ Barbara H. Tolle
Barbara H. Tolle, Treasurer

Date: May 26, 2009